                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-03175

Exact name of registrant as specified in charter:      Jennison Sector
                                                       Funds, Inc.

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Maria Master
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-3028

Date of fiscal year end:                               May 31, 2003

Date of reporting period:                              May 31, 2003

Item 1 -- Reports to Stockholders

SEMIANNUAL REPORT
MAY 31, 2003

JENNISON
Financial Services Fund

(Formerly known as Prudential Financial Services Fund)


FUND TYPE
Sector stock

OBJECTIVE
Long-term capital appreciation


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of
The Prudential Insurance Company of America.

(LOGO) JennisonDryden Mutual Funds

Jennison Sector Funds, Inc.     Jennison Financial Services Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Jennison Financial Services Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

     Cumulative Total Returns(1)                               As of 5/31/03

                               Six Months  One Year       Since Inception(2)
     Class A                      6.41%     -4.92%       19.66%       (19.44)
     Class B                      6.03      -5.60        16.23        (16.01)
     Class C                      6.03      -5.60        16.23        (16.01)
     Class Z                      6.57      -4.64        20.79        (20.57)
     S&P SC 1500 Index(3)         5.38      -9.28                 1.31
     S&P SC Financials
      Index(4)                    6.26      -4.89                 2.70
     Lipper Financial Services
       Funds Avg.(5)              7.30      -4.87                15.86

     Average Annual Total Returns(1)                           As of 6/30/03

                               One Year     Since Inception2
     Class A                    -4.49%     3.40%       (3.35)
     Class B                    -4.99      3.73        (3.68)
     Class C                    -2.14      3.69        (3.64)
     Class Z                     0.89      5.00        (4.95)
     S&P SC 1500 Index3         -1.17            0.30
     S&P SC Financials
       Index(4)                  0.17            0.75
     Lipper Financial Services
       Funds Avg.(5)            -0.08            3.41

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. (1)Source: Prudential Investments LLC, Lipper Inc., and Standard & Poor's. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase, and a 12b-1 fee of 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1.00% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses. (2)Inception date:
6/30/99.

                                  www.jennisondryden.com  (800) 225-1852

Semiannual Report     May 31, 2003

(3)The Standard & Poor's SuperComposite (S&P SC) 1500 Index-an unmanaged index of the 500 large, established, publicly traded stocks in the Standard &
Poor's 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index-gives a broad look at how U.S. stock prices have performed. (4)The S&P SC Financials Index is an unmanaged capitalization-weighted index that measures the performance of the financial sector of the S&P SC 1500 Index. (5)The Lipper Financial Services Funds Average (Lipper Average) represents returns based on the average return of all mutual funds in the Lipper Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms. Investors cannot invest directly in an index. The returns for the S&P
SC 1500 Index, S&P SC Financials Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

     Top Five Industries
     Expressed as a percentage of net assets as of 5/31/03.

     23.5%    Insurance
     17.1     Capital Markets
     16.8     Diversified Financials
     12.7     Banks
     10.2     Commercial Banks

     Industries are subject to change.

     Five Largest Holdings
     Expressed as a percentage of net assets as of 5/31/03.

     13.5%   Citigroup, Inc.
             Diversified Financials
     7.1     Bank of America Corp.
             Banks
     7.1     American Express Co.
             Diversified Financials
     6.5     Fannie Mae
             Diversified Financials
     5.5     Merrill Lynch & Co., Inc.
             Diversified Financials

     Holdings are subject to change.

                                                                  July 15, 2003

DEAR SHAREHOLDER,

Stock markets in the United States and abroad posted their best quarterly gains in 4 1/2 years in June 2003 and the U.S. bond market rally continued. This has encouraged a sense of cautious optimism among investors. We welcome these developments, but regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.

Whether you are investing for your retirement, your children's education, or some other goal, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Jennison Sector Funds, Inc. in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.


Sincerely,

Judy A. Rice, President
Jennison Sector Funds, Inc./Jennison Financial Services Fund

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited)

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.3%
COMMON STOCKS
-------------------------------------------------------------------------------------
Banks  12.7%
     8,900   AmSouth Bancorp                                         $      198,648
     2,506   Associated Banc-Corp.                                           93,724
     5,100   Astoria Financial Corp.                                        134,895
    10,800   Bank of New York Co., Inc.                                     312,552
    35,900   Bank One Corp.                                               1,341,224
    10,900   Banknorth Group, Inc.                                          279,258
    18,100   BB&T Corp.                                                     618,839
     4,500   City National Corp.                                            202,500
     6,754   Comerica, Inc.                                                 312,508
     9,400   Commerce Bancorp, Inc.                                         358,610
     2,400   Commercial Federal Corp.                                        53,928
     3,400   Downey Financial Corp.                                         149,260
    11,950   Fifth Third Bancorp                                            687,125
     3,000   First Tennessee National Corp.                                 140,280
     3,400   Firstfed Financial Corp.(a)                                    115,362
       300   FirstMerit Corp.                                                 6,867
    34,565   FleetBoston Financial Corp.                                  1,022,087
     6,100   Golden West Financial Corp.                                    474,519
     1,100   GreenPoint Financial Corp.                                      55,759
     8,700   Hibernia Corp. (Class 'A' Stock)                               167,997
     3,238   Hudson United Bancorp                                          114,496
     8,700   IndyMac Bancorp, Inc.                                          223,590
       100   Irwin Financial Corp.                                            2,463
    17,400   KeyCorp                                                        459,360
       400   MAF Bancorp, Inc.                                               14,776
       700   Marshall & Ilsley Corp.                                         21,000
       700   Mercantile Bankshares Corp.                                     28,364
    20,300   National City Corp.                                            686,546
    15,533   New York Community Bancorp, Inc.                               430,273
     5,400   North Fork Bancorp, Inc.                                       178,578
     3,400   PNC Financial Services Group                                   167,450
       768   Provident Bankshares Corp.                                      19,684
     6,600   Regions Financial Corp.                                        231,264
     1,100   Republic Bancorp, Inc.                                          14,586

    See Notes to Financial Statements                                      3

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
     4,200   Roslyn Bancorp, Inc.                                    $       81,102
     5,300   SouthTrust Corp.                                               152,269
    18,400   Sovereign Bancorp, Inc.                                        300,288
     8,600   SunTrust Banks, Inc.                                           509,980
     3,400   TCF Financial Corp.                                            134,946
     2,300   The Colonial BancGroup, Inc.                                    31,073
    54,847   U.S. Bancorp                                                 1,299,874
    14,500   Union Planters Corp.                                           466,610
    32,849   Washington Mutual, Inc.                                      1,339,582
     3,000   Webster Financial Corp.                                        113,550
    51,260   Wells Fargo & Co.                                            2,475,858
     6,400   Wintrust Financial Corp.                                       191,936
                                                                     --------------
                                                                         16,415,440
-------------------------------------------------------------------------------------
Capital Markets  17.1%
    48,500   Eaton Vance Corp.                                            1,459,850
    55,600   Goldman Sachs Group, Inc.                                    4,531,400
   158,110   J.P. Morgan Chase & Co.                                      5,195,495
    33,600   Lehman Brothers Holdings, Inc.                               2,406,768
    86,000   Mellon Financial Corp.                                       2,336,620
   114,200   Merrill Lynch & Co., Inc.                                    4,944,860
    59,700   W.P. Stewart & Co. Ltd.                                      1,223,850
                                                                     --------------
                                                                         22,098,843
-------------------------------------------------------------------------------------
Commercial Banks  10.2%
   113,300   Bank of America Corp.                                        8,406,860
    44,180   Charter One Financial, Inc.                                  1,345,723
    84,200   Wachovia Corp.                                               3,383,156
                                                                     --------------
                                                                         13,135,739
-------------------------------------------------------------------------------------
Consumer Finance  6.9%
   157,600   American Express Co.                                         6,565,616
    19,100   SLM Corp.                                                    2,292,000
                                                                     --------------
                                                                          8,857,616
-------------------------------------------------------------------------------------
Diversified Financials  16.8%
     6,800   Bear Stearns Co., Inc.                                         525,436
    11,700   Capital One Financial Corp.                                    563,589
     1,500   Cash America International, Inc.                                18,030
   380,280   Citigroup, Inc.                                             15,599,086

    4                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
     5,900   Countrywide Financial Corp.                             $      434,535
     4,000   E* TRADE Group, Inc.(a)                                         30,600
    12,500   Federated Investors, Inc. (Class 'B' Stock)                    348,250
     3,200   Franklin Resources, Inc.                                       119,584
       300   Investors Financial Services Corp.                               7,023
    38,350   MBNA Corp.                                                     768,917
     9,100   Moodys Corp.                                                   474,565
    36,700   Morgan Stanley Dean Witter & Co.                             1,679,025
     4,800   New Century Financial Corp.                                    224,160
    18,300   Principal Financial Group, Inc.                                581,208
     1,000   SEI Investments Co.                                             29,050
     4,300   State Street Bank and Trust Company                            164,733
     2,810   SWS Group, Inc.                                                 52,687
    15,150   The Charles Schwab Corp.                                       146,955
                                                                     --------------
                                                                         21,767,433
-------------------------------------------------------------------------------------
Energy Equipment & Services  1.7%
    95,100   Diamond Offshore Drilling, Inc.                              2,162,574
-------------------------------------------------------------------------------------
Insurance  23.5%
    40,600   ACE Ltd.                                                     1,481,900
     8,700   AFLAC, Inc.                                                    286,317
     6,300   Allmerica Financial Corp.(a)                                   110,313
    19,900   Allstate Corp.                                                 716,201
    45,100   Ambac Financial Group, Inc.                                  3,008,621
    11,600   American Financial Group, Inc.                                 256,476
   139,604   American International Group, Inc.                           8,080,280
    10,700   AmerUs Group Co.                                               287,937
     9,900   Brown & Brown, Inc.                                            350,955
     2,100   Chubb Corp.                                                    134,463
     3,300   Everest Re Group Ltd.                                          240,900
    15,006   Fidelity National Financial, Inc.                              466,244
    66,700   Hartford Financial Services Group, Inc.                      3,110,888
    19,600   John Hancock Financial Services, Inc.                          592,900
     7,700   LandAmerica Financial Group, Inc.                              363,055
     8,300   Loews Corp.                                                    399,230
     9,400   Marsh & McLennan Cos., Inc.                                    471,222
     1,000   MBIA, Inc.                                                      50,050

    See Notes to Financial Statements                                      5

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    34,000   MetLife, Inc.                                           $      950,980
     1,800   Ohio Casualty Corp.(a)                                          22,680
     8,600   Old Republic International Corp.                               295,324
    51,400   Platinum Underwriters Holdings Ltd.                          1,419,668
     4,600   PMI Group, Inc.                                                141,036
     1,300   Progressive Corp.                                               93,600
     1,400   Protective Life Corp.                                           38,612
    34,800   Scottish Annuity & Life Holdings Ltd.                          663,288
     4,800   St. Paul Cos., Inc.                                            175,584
     7,200   StanCorp Financial Group, Inc.                                 389,160
     6,300   Stewart Information Services Corp.(a)                          176,085
     6,500   Torchmark Corp.                                                251,030
     3,280   Travelers Property Casualty Corp. (Class 'A' Stock)             53,562
    41,680   Travelers Property Casualty Corp. (Class 'B' Stock)            673,966
    19,636   UnumProvident Corp.                                            253,304
    51,300   Willis Group Holdings Ltd.                                   1,622,106
    31,500   XL Capital Ltd. (Class 'A' Stock)                            2,742,075
                                                                     --------------
                                                                         30,370,012
-------------------------------------------------------------------------------------
Real Estate Investment Trust  0.8%
     2,100   Apartment Investment & Management Co. (Class 'A'
              Stock)                                                         73,983
       400   Colonial Properties Trust                                       14,000
    16,000   Equity Office Properties Trust                                 430,560
     4,400   Glenborough Realty Trust, Inc.                                  82,060
     7,300   Hospitality Properties Trust                                   230,607
     3,100   Kilroy Realty Corp.                                             81,313
       400   Liberty Property Trust                                          13,308
       100   New Plan Excel Reality Trust                                     2,083
     3,200   Simon Property Group, Inc.                                     120,384
                                                                     --------------
                                                                          1,048,298
                                                                     --------------
-------------------------------------------------------------------------------------
Thrifts & Mortgage Finance  8.6%
    91,900   Fannie Mae                                                   6,800,600
    72,500   Freddie Mac                                                  4,336,225
                                                                     --------------
                                                                         11,136,825
                                                                     --------------
             Total long-term investments (cost $118,301,495)            126,992,780
                                                                     --------------

    6                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.       Jennison Financial Services Fund
             Portfolio of Investments as of May 31, 2003 Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  1.5%
U.S. Treasury Securities  0.1%
             United States Treasury Bills
$       50   1.085%, 6/26/03                                         $       49,962
        55   1.09%, 6/26/03                                                  54,958
                                                                     --------------
                                                                            104,920
Shares
-------------------------------------------------------------------------------------
Mutual Fund  1.4%
  1,794,442   Prudential Core Investment Fund -
               Taxable Money Market Series                                1,794,442
                                                                     --------------
              Total short-term investments
               (cost $1,899,362; Note 3)                                  1,899,362
                                                                     --------------
              Total Investments  99.8%
               (cost $120,200,857; Note 5)                              128,892,142
              Other assets in excess of liabilities  0.2%                   310,869
                                                                     --------------
              Net Assets  100%                                       $  129,203,011
                                                                     --------------
                                                                     --------------

------------------------------
(a) Non-income producing security.

    See Notes to Financial Statements                                      7

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                    May 31, 2003
--------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $120,200,857)                           $128,892,142
Cash                                                                      53,915
Receivable for investments sold                                          650,729
Dividends and interest receivable                                        117,818
Receivable for Fund shares sold                                          105,025
Prepaid expenses                                                             932
                                                                    ------------
      Total assets                                                   129,820,561
                                                                    ------------
LIABILITIES
Payable for Fund shares reacquired                                       274,989
Accrued expenses                                                         178,608
Distribution fee payable                                                  84,311
Management fee payable                                                    79,642
                                                                    ------------
      Total liabilities                                                  617,550
                                                                    ------------
NET ASSETS                                                          $129,203,011
                                                                    ------------
                                                                    ------------
Net assets were comprised of:
   Common stock, at par                                             $    121,203
   Paid-in capital in excess of par                                  125,444,063
                                                                    ------------
                                                                     125,565,266
   Accumulated net investment loss                                       (77,628)
   Accumulated net realized loss on investments                       (4,975,912)
   Net unrealized appreciation on investments                          8,691,285
                                                                    ------------
Net assets, May 31, 2003                                            $129,203,011
                                                                    ------------
                                                                    ------------

    8                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    May 31, 2003
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($26,077,604 / 2,406,603 shares of common stock issued
      and outstanding)                                                    $10.84
   Maximum sales charge (5% of offering price)                               .57
                                                                    ------------
   Maximum offering price to public                                       $11.41
                                                                    ------------
                                                                    ------------
Class B:
   Net asset value, offering price and redemption price per
      share ($67,317,179 / 6,353,294 shares of common stock
      issued and outstanding)                                             $10.60
                                                                    ------------
                                                                    ------------
Class C:
   Net asset value and redemption price per share
      ($28,802,025 / 2,718,291 shares of common stock issued
      and outstanding)                                                    $10.60
   Sales charge (1% of offering price)                                       .11
                                                                    ------------
   Offering price to public                                               $10.71
                                                                    ------------
                                                                    ------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($7,006,203 / 642,113 shares of common stock issued
      and outstanding)                                                    $10.91
                                                                    ------------
                                                                    ------------

    See Notes to Financial Statements                                      9

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                        Ended
                                                                     May 31, 2003
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends                                                         $ 1,234,688
   Interest                                                                3,959
                                                                     ------------
      Total income                                                     1,238,647
                                                                     ------------
Expenses
   Management fee                                                        455,291
   Distribution fee--Class A                                              30,375
   Distribution fee--Class B                                             315,260
   Distribution fee--Class C                                             136,420
   Transfer agent's fees and expenses                                    202,000
   Custodian's fees and expenses                                          71,000
   Reports to shareholders                                                38,000
   Legal fees and expenses                                                21,000
   Registration fees                                                      16,000
   Audit fee                                                              14,000
   Directors' fees                                                         6,000
   Miscellaneous                                                          10,929
                                                                     ------------
      Total expenses                                                   1,316,275
                                                                     ------------
Net investment loss                                                      (77,628 )
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
   Investments                                                        (2,914,212 )
   Short sales                                                           (21,724 )
                                                                     ------------
                                                                      (2,935,936 )
                                                                     ------------
Net change in unrealized appreciation on:
   Investments                                                         9,574,391
   Short sales                                                            18,413
                                                                     ------------
                                                                       9,592,804
                                                                     ------------
Net gain on investments                                                6,661,868
                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 6,579,240
                                                                     ------------
                                                                     ------------

    10                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months            Year
                                                    Ended               Ended
                                                 May 31, 2003     November 30, 2002
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                           $     (77,628)     $    (419,831)
   Net realized gain (loss) on investment
      transactions                                  (2,935,936)         5,516,723
   Net change in unrealized appreciation
      (depreciation) on investments                  9,592,804        (17,767,137)
                                                --------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                      6,579,240        (12,670,245)
                                                --------------    -----------------
   Distributions from net realized gains
      (Note 1)
      Class A                                         (965,773)        (1,887,893)
      Class B                                       (2,557,104)        (4,798,048)
      Class C                                       (1,125,638)        (2,274,888)
      Class Z                                         (283,870)          (685,829)
                                                --------------    -----------------
                                                    (4,932,385)        (9,646,658)
                                                --------------    -----------------
Fund share transactions (net of share
conversions) (Note 6)
   Net proceeds from shares sold                     5,308,029         20,518,942
   Net asset value of shares issued in
      reinvestment of distributions                  4,656,555          9,099,463
   Cost of shares reacquired                       (18,692,730)       (57,220,030)
                                                --------------    -----------------
   Net decrease in net assets from Fund share
      transactions                                  (8,728,146)       (27,601,625)
                                                --------------    -----------------
Total decrease                                      (7,081,291)       (49,918,528)
NET ASSETS
Beginning of period                                136,284,302        186,202,830
                                                --------------    -----------------
End of period                                    $ 129,203,011      $ 136,284,302
                                                --------------    -----------------
                                                --------------    -----------------

    See Notes to Financial Statements                                     11

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Notes to Financial Statements (Unaudited)

      Jennison Sector Funds, Inc. (the 'Company') formerly known as Prudential Sector Funds, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of four
Portfolios: Jennison Health Sciences Fund, Jennison Technology Fund, Jennison Utility Fund and Jennison Financial Services Fund (the 'Fund'). These financial statements relate to Jennison Financial Services Fund. The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

      The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equities of companies in the financial services group of industries.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with Prudential Investment Management, Inc. ('PIM' or 'Subadviser'), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Securities for which reliable market quotations are not readily available or for which the pricing agent does not provide a valuation or methodology, or provides a

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Notes to Financial Statements (Unaudited) Cont'd.

valuation or methodology that, in the judgement of the Manager or Subadviser, does represent fair value are valued by a Valuation Committee appointed by the Board of Trustees in consultation with the Manager and Subadviser.

      Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company's expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio level.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Short Sales:    The Fund may sell a security it does not own in
anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. The fee may be referred to as the 'initial margin.' Subsequent payments known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). A gain, limited to the price at which the Fund sold the security short, or a loss unlimited in magnitude, will be recognized upon the terminations of a short sale if the market price at termination is less than or greater than respectively, the proceeds originally received and is presented in the Statement of Operations as net realized gain (loss) on short sales.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each Portfolio in the Company is treated as a separate taxpaying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Note 2. Agreements
The Company has a management agreement for the Fund with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. ('PIM') and Jennison Associates LLC ('Jennison'). The subadvisory agreements provide each subadvisor furnishes investment advisory services in connection with the management of a portion of the investment portfolio of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM and Jennison performance of such services. PI pays for the services of PIM and Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio's assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers. Effective June 12, 2003, Jennison will replace PIM as subadvisor and 100% of the funds net assets will be advised by Jennison.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets.

      The Company has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Notes to Financial Statements (Unaudited) Cont'd.

PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, B, and C Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended May 31, 2003.

      PIMS has advised the Fund that it received approximately $10,600 and $3,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended May 31, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended May 31, 2003, it received approximately $121,000 and $3,800 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

      PI, PIM, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended May 31, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company's transfer agent. During the six months ended May 31, 2003, the Fund incurred fees of approximately $146,000 for the services of PMFS. As of May 31, 2003, approximately $23,700 of such fees were due to PMFS.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Notes to Financial Statements (Unaudited) Cont'd.

$31,000 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc., ('PSI') an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $28,000 for the six months ended May 31, 2003. As of May 31, 2003, approximately $4,500 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended May 31, 2003, the Fund earned income of approximately $19,605, from the Series by investing its excess cash.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2003, were $30,152,110 and $40,045,734 respectively.

Note 5. Distributions and Tax Information
The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of May 31, 2003 were as follows:

  Tax Basis                                          Net Unrealized
of Investments     Appreciation     Depreciation      Appreciation
--------------     ------------     ------------     --------------
 $ 122,700,696      $ 9,774,710      $ 3,583,264       $6,191,446

      The difference between book basis and tax basis was attributable to deferred losses on wash sales.

      For the year ended November 30, 2002, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets was $3,864,819 of ordinary income and $5,781,839 of long-term capital gains.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Notes to Financial Statements (Unaudited) Cont'd.

who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 400 million shares of $.01 par value per share common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended May 31, 2003:
Shares sold                                                      125,174    $  1,233,311
Shares issued in reinvestment of distributions                    91,564         909,860
Shares reacquired                                               (417,884)     (4,057,969)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (201,146)     (1,914,798)
Shares issued upon conversion and/or exchange from Class B        46,881         435,316
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (154,265)   $ (1,479,482)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended November 30, 2002:
Shares sold                                                      516,065    $  5,806,906
Shares issued in reinvestment of distributions                   154,706       1,766,637
Shares reacquired                                             (1,273,648)    (13,798,464)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (602,877)     (6,224,921)
Shares issued upon conversion and/or exchange from Class B        90,209       1,009,270
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (512,668)   $ (5,215,651)
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended May 31, 2003:
Shares sold                                                      171,327    $  1,651,701
Shares issued in reinvestment of distributions                   245,226       2,389,308
Shares reacquired                                               (767,895)     (7,268,546)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (351,342)     (3,227,537)
Shares reacquired upon conversion and/or exchange into
  Class A                                                        (47,810)       (435,316)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (399,152)   $ (3,662,853)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended November 30, 2002:
Shares sold                                                      715,096    $  8,010,694
Shares issued in reinvestment of distributions                   395,230       4,462,146
Shares reacquired                                             (2,057,049)    (21,796,935)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (946,723)     (9,324,095)
Shares reacquired upon conversion and/or exchange into
  Class A                                                        (91,415)     (1,009,270)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (1,038,138)   $(10,333,365)
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          17

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended May 31, 2003:
Shares sold                                                       85,740    $    837,850
Shares issued in reinvestment of distributions                   111,301       1,084,292
Shares reacquired                                               (457,347)     (4,323,010)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (260,306)   $ (2,400,868)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended November 30, 2002:
Shares sold                                                      264,575    $  2,949,041
Shares issued in reinvestment of distributions                   194,820       2,198,617
Shares reacquired                                             (1,221,099)    (13,170,324)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (761,704)   $ (8,022,666)
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended May 31, 2003:
Shares sold                                                      158,985    $  1,585,167
Shares issued in reinvestment of distributions                    27,349         273,095
Shares reacquired                                               (308,981)     (3,043,205)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (122,647)   $ (1,184,943)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended November 30, 2002:
Shares sold                                                      338,058    $  3,752,301
Shares issued in reinvestment of distributions                    58,722         672,063
Shares reacquired                                               (767,927)     (8,454,307)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (371,147)   $ (4,029,943)
                                                              ----------    ------------
                                                              ----------    ------------

                                                        SEMI ANNUAL REPORT
                                                        MAY 31, 2003
            JENNISON
            FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Financial Highlights (Unaudited)

                                                                     Class A
                                                               -------------------
                                                                Six Months Ended
                                                                  May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $ 10.58
                                                                    --------
Income from investment operations
Net investment income                                                    .02
Net realized and unrealized gain (loss) on investment
   transactions                                                          .62
                                                                    --------
   Total from investment operations                                      .64
                                                                    --------
Less distributions
Dividends from net investment income                                      --
Distributions from net realized gains                                   (.38)
                                                                    --------
      Total distributions                                               (.38)
                                                                    --------
Net asset value, end of period                                       $ 10.84
                                                                    --------
                                                                    --------
TOTAL RETURN(a)                                                         6.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $26,079
Average net assets (000)                                             $24,367
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(g)                                                           1.62%(d)
   Expenses, excluding distribution and service (12b-1) fees            1.37%(d)
   Net investment income                                                 .38%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                25%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b) Less than $.005 per share.
(c) Commencement of investment operations.
(d) Annualized.
(e) Based on average shares outstanding during the year.
(f) Net of management fee waiver.
(g) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.

    20                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Financial Highlights (Unaudited) Cont'd.

                       Class A
-----------------------------------------------------
    Year Ended November 30,         June 30, 1999(c)
-------------------------------          Through
 2002       2001(e)     2000(e)     November 30, 1999
-----------------------------------------------------
$ 11.92     $ 11.11     $  9.36          $ 10.00
-------     -------     -------         --------
    .04         .05         .08               --(b)
   (.76)        .86        1.67             (.64)
-------     -------     -------         --------
   (.72)        .91        1.75             (.64)
-------     -------     -------         --------
     --        (.10)         --               --
   (.62)         --          --               --
-------     -------     -------         --------
   (.62)       (.10)         --               --
-------     -------     -------         --------
$ 10.58     $ 11.92     $ 11.11          $  9.36
-------     -------     -------         --------
-------     -------     -------         --------
  (6.42)%      8.06%      18.80%           (6.40)%
$27,084     $36,622     $28,801          $22,050
$32,778     $36,447     $22,614          $21,235
   1.50%       1.45%       1.33%(f)         1.58%(d)(f)
   1.25%       1.20%       1.08%(f)         1.33%(d)(f)
    .28%        .44%        .83%(f)          .09%(d)(f)
     65%         81%         85%              39%

    See Notes to Financial Statements                                     21

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                               -------------------
                                                                Six Months Ended
                                                                  May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $ 10.39
                                                                    --------
Income from investment operations
Net investment income (loss)                                            (.02)
Net realized and unrealized gain (loss) on investment
   transactions                                                          .61
                                                                    --------
   Total from investment operations                                      .59
                                                                    --------
Less distributions
Distributions from net realized gains                                   (.38)
                                                                    --------
Net asset value, end of period                                       $ 10.60
                                                                    --------
                                                                    --------
TOTAL RETURN(a)                                                         6.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $67,320
Average net assets (000)                                             $63,225
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees            2.37%(c)
   Expenses, excluding distribution and service (12b-1) fees            1.37%(c)
   Net investment income (loss)                                         (.33)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Based on average shares outstanding during the year.
(e) Net of management fee waiver.

    22                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Financial Highlights (Unaudited) Cont'd.

                       Class B
-----------------------------------------------------
    Year Ended November 30,         June 30, 1999(b)
-------------------------------          Through
 2002       2001(d)     2000(d)     November 30, 1999
-----------------------------------------------------
$ 11.80     $ 11.00     $  9.33          $ 10.00
-------     -------     -------         --------
   (.06)       (.04)        .01             (.02)
   (.73)        .84        1.66             (.65)
-------     -------     -------         --------
   (.79)        .80        1.67             (.67)
-------     -------     -------         --------
   (.62)         --          --               --
-------     -------     -------         --------
$ 10.39     $ 11.80     $ 11.00          $  9.33
-------     -------     -------         --------
-------     -------     -------         --------
  (7.11)%      7.27%      17.90%           (6.70)%
$70,132     $91,892     $78,182          $50,252
$83,029     $92,775     $59,442          $44,194
   2.25%       2.20%       2.08%(e)         2.33%(c)(e)
   1.25%       1.20%       1.08%(e)         1.33%(c)(e)
   (.47)%      (.31)%       .09%(e)         (.69)%(c)(e)

    See Notes to Financial Statements                                     23

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                               -------------------
                                                                Six Months Ended
                                                                  May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $ 10.39
                                                                    --------
Income from investment operations
Net investment income (loss)                                            (.02)
Net realized and unrealized gain (loss) on investment
   transactions                                                          .61
                                                                    --------
   Total from investment operations                                      .59
                                                                    --------
Less distributions
Distributions from net realized gains                                   (.38)
                                                                    --------
Net asset value, end of period                                       $ 10.60
                                                                    --------
                                                                    --------
TOTAL RETURN(a)                                                         6.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $28,803
Average net assets (000)                                             $27,359
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees            2.37%(c)
   Expenses, excluding distribution and service (12b-1) fees            1.37%(c)
   Net investment income (loss)                                         (.33)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Based on average shares outstanding during the year.
(e) Net of management fee waiver.

    24                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Financial Highlights (Unaudited) Cont'd.

                       Class C
-----------------------------------------------------
    Year Ended November 30,         June 30, 1999(b)
-------------------------------          Through
 2002       2001(d)     2000(d)     November 30, 1999
-----------------------------------------------------
$ 11.80     $ 11.00     $  9.33          $ 10.00
-------     -------     -------         --------
   (.06)       (.04)        .01             (.02)
   (.73)        .84        1.66             (.65)
-------     -------     -------         --------
   (.79)        .80        1.67             (.67)
-------     -------     -------         --------
   (.62)         --          --               --
-------     -------     -------         --------
$ 10.39     $ 11.80     $ 11.00          $  9.33
-------     -------     -------         --------
-------     -------     -------         --------
  (7.11)%      7.27%      17.90%           (6.70)%
$30,937     $44,119     $41,011          $26,939
$38,005     $46,601     $30,639          $25,325
   2.25%       2.20%       2.08%(e)         2.33%(c)(e)
   1.25%       1.20%       1.08%(e)         1.33%(c)(e)
   (.47)%      (.30)%       .09%(e)         (.66)%(c)(e)

    See Notes to Financial Statements                                     25

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                 ----------------
                                                                 Six Months Ended
                                                                   May 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $10.63
                                                                     -------
Income from investment operations
Net investment income                                                    .04
Net realized and unrealized gain (loss) on investment
   transactions                                                          .62
                                                                     -------
   Total from investment operations                                      .66
                                                                     -------
Less distributions
Dividends from net investment income                                      --
Distributions from net realized gains                                   (.38)
                                                                     -------
      Total distributions                                               (.38)
                                                                     -------
Net asset value, end of period                                        $10.91
                                                                     -------
                                                                     -------
TOTAL RETURN(a)                                                         6.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $7,006
Average net assets (000)                                              $6,794
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees            1.37%(c)
   Expenses, excluding distribution and service (12b-1) fees            1.37%(c)
   Net investment income                                                 .68%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Based on average shares outstanding during the year.
(e) Net of management fee waiver.

    26                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Financial Services Fund
             Financial Highlights (Unaudited) Cont'd.

                       Class Z
-----------------------------------------------------
    Year Ended November 30,         June 30, 1999(b)
-------------------------------          Through
 2002       2001(d)     2000(d)     November 30, 1999
-----------------------------------------------------
$ 11.95     $ 11.15     $ 9.36           $ 10.00
-------     -------     -------          -------
    .08         .08        .11               .01
   (.78)        .86       1.68              (.65)
-------     -------     -------          -------
   (.70)        .94       1.79              (.64)
-------     -------     -------          -------
     --        (.14)        --                --
   (.62)         --         --                --
-------     -------     -------          -------
   (.62)       (.14)        --                --
-------     -------     -------          -------
$ 10.63     $ 11.95     $11.15           $  9.36
-------     -------     -------          -------
-------     -------     -------          -------
  (6.22)%      8.30%     19.10 %           (6.40)%
$ 8,131     $13,570     $9,753           $ 4,941
$11,031     $12,855     $5,913           $ 4,972
   1.25%       1.20%      1.08 %(e)         1.33%(c)(e)
   1.25%       1.20%      1.08 %(e)         1.33%(c)(e)
    .52%        .70%      1.13 %(e)          .35%(c)(e)

    See Notes to Financial Statements                                     27
                                  www.jennisondryden.com (800) 225-1852

FOR MORE INFORMATION

JennisonDryden Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Maria G. Master, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols     Nasdaq     CUSIP
Class A          PFSAX     476294103
Class B          PUFBX     476294202
Class C          PUFCX     476294301
Class Z          PFSZX     476294400

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.
The accompanying financial statements as of May 31, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.


MUTUAL FUNDS:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL     MAY LOSE VALUE     ARE NOT A DEPOSIT OF OR GUARANTEED BY
GOVERNMENT AGENCY                                                 ANY BANK OR ANY BANK AFFILIATE

(LOGO) JennisonDryden Mutual Funds

Fund Symbols     Nasdaq      CUSIP
Class A          PFSAX     476294103
Class B          PUFBX     476294202
Class C          PUFCX     476294301
Class Z          PFSZX     476294400

MF188E2     IFS-A081663

                                      SEMIANNUAL REPORT
                                      MAY 31, 2003

                                      JENNISON
                                      HEALTH SCIENCES FUND

(Formerly known as Prudential Health Sciences Fund)

                                      FUND TYPE
                                      Sector stock

                                      OBJECTIVE
                                      Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of
The Prudential Insurance Company of America.         (LOGO)

Jennison Sector Funds, Inc.    Jennison Health Sciences Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Jennison Health Sciences
Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Cumulative Total Returns1                          As of 5/31/03

                                        Six Months    One Year    Since Inception2
Class A                                    17.81%       6.81%         61.96%
Class B                                    17.29        6.04          57.16
Class C                                    17.29        6.04          57.16
Class Z                                    17.89        7.08          63.67
S&P SC 1500 Index3                          5.38       -9.28           1.31
S&P SC Health Care Index4                   4.07       -5.16           0.56
Lipper Health/Biotechnology Funds Avg.5    11.64       -0.60          34.24

    Average Annual Total Returns1                        As of 6/30/03

                                             One Year    Since Inception2
Class A                                       16.01%          12.55%
Class B                                       16.19           12.97
Class C                                       18.99           12.86
Class Z                                       22.47           14.31
S&P SC 1500 Index3                            -1.17            0.30
S&P SC Health Care Index4                      8.75            1.18
Lipper Health/Biotechnology Funds Avg.5       11.70            7.90

Past performance is not indicative of future results.
Principal value and investment return will fluctuate
so that an investor's shares, when redeemed, may be
worth more or less than their original cost. 1Source:
Prudential Investments LLC, Lipper Inc., and Standard
& Poor's. The cumulative total returns do not take
into account applicable sales charges. The average
annual total returns do take into account applicable
sales charges. Without the distribution and service
(12b-1) fee waiver of 0.05% for Class A shares, the
returns would have been lower. The Fund charges a
maximum front-end sales charge of 5% for Class A
shares in most circumstances, and a 12b-1 fee of up
to 0.30% annually. In some circumstances, Class A
shares may not be subject to a front-end sales
charge, but may be subject to a 1% contingent
deferred sales charge (CDSC) for the first year.
Class B shares are subject to a declining CDSC of 5%,
4%, 3%, 2%, 1%, and 1% respectively for the first six
years after purchase, and a 12b-1 fee of 1.00%
annually. Approximately seven years after purchase,
Class B shares will automatically convert to Class A
shares on a quarterly basis. Class C shares are
subject to a front-end sales charge of 1%, a CDSC of
1% for shares redeemed within 18 months of purchase,
and a 12b-1 fee of 1.00% annually. Class Z shares are
not subject to a sales charge or 12b-1 fee. The
returns in the tables above do not reflect the
deduction of taxes that a shareholder would pay on
fund distributions or following the redemption of
fund shares. 2Inception date: 6/30/99. 3The Standard
& Poor's SuperComposite (S&P SC) 1500 Index--an
unmanaged
                          www.jennisondryden.com     (800) 225-1852

Semiannual Report    May 31, 2003

index of the 500 large, established, publicly traded stocks in the Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600
Index--gives a broad look at how U.S. stock prices have performed. 4The S&P SC Health Care Index is an unmanaged capitalization-weighted index that measures the performance of the healthcare sector of the S&P
SC 1500 Index. 5The Lipper Health/Biotechnology Funds
Average (Lipper Average) represents returns based on the average return of all mutual funds in the Lipper
Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology. Investors cannot invest directly in an index. The returns for the S&P SC 1500
Index, S&P SC Health Care Index, and the Lipper
Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Top Five Industries

Expressed as a percentage of net assets as of 5/31/03.

    57.5%   Pharmaceuticals
    24.5    Biotechnology
     9.2    Healthcare Providers & Services
     7.3    Healthcare Equipment & Supplies
     0.2    IT Consulting & Services
Industries are subject to change.

Five Largest Holdings

Expressed as a percentage of net assets as of 5/31/03.

    8.4% Pfizer, Inc.
         Pharmaceuticals
    5.4  Johnson & Johnson
         Pharmaceuticals
    4.9  Amgen, Inc.
         Biotechnology
    4.0  Merck & Co., Inc.
         Pharmaceuticals
    3.9  Genentech, Inc.
         Biotechnology
Holdings are subject to change.

                                      July 15, 2003

DEAR SHAREHOLDER,
Stock markets in the United States and abroad posted their best quarterly gains in 4 1/2 years in June 2003 and the U.S. bond market rally continued. This has encouraged a sense of cautious optimism among investors. We welcome these developments, but regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.

Whether you are investing for your retirement, your children's education, or some other goal, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Jennison Sector Funds, Inc. in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,


Judy A. Rice, President
Jennison Sector Funds, Inc./Jennison Health Sciences Fund

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited)

Shares         Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.7%
COMMON STOCKS
-------------------------------------------------------------------------------------
Biotechnology  24.5%
     205,664   Amgen, Inc.(a)                                       $ 13,308,517
       1,400   Biogen, Inc.(a)(e)                                         59,416
     515,400   BioMarin Pharmaceutical, Inc.(a)(e)                     5,891,022
     166,300   Cephalon, Inc.(a)                                       7,515,097
      20,500   Chiron Corp.(a)                                           903,845
     169,300   Genentech, Inc.(a)                                     10,599,873
      77,600   Gilead Sciences, Inc.(a)                                4,094,176
      16,300   IDEXX Laboratories, Inc.(a)                               583,214
     184,500   ImClone Systems, Inc.(a)(e)                             5,258,250
     175,010   MedImmune, Inc.(a)                                      6,204,104
      70,000   Onyx Pharmaceuticals, Inc.(a)                             707,000
     115,800   OSI Pharmaceuticals, Inc.(a)                            3,052,488
     137,400   Protein Design Labs, Inc.(a)                            1,966,194
      75,500   Regeneron Pharmaceuticals, Inc.(a)                      1,038,880
      12,100   Techne Corp.(a)                                           350,900
     184,400   Telik, Inc.(a)                                          2,694,084
     600,000   Vasogen, Inc. (Canada)(a)                               2,485,983
                                                                  ----------------
                                                                      66,713,043
-------------------------------------------------------------------------------------
Healthcare Equipment & Supplies  7.3%
       2,100   Advanced Medical Optics, Inc.(a)                           31,605
         200   Analogic Corp.                                             10,200
       9,000   Apogent Technologies, Inc.(a)                             171,720
      15,300   Applera Corp. - Applied Biosystems Group                  297,891
       1,000   Bausch & Lomb, Inc.                                        37,940
      31,100   Baxter International, Inc.                                788,074
       2,200   Beckman Coulter, Inc.                                      89,430
      43,900   Becton, Dickinson & Co.                                 1,756,000
       2,800   Biomet, Inc.                                               77,000
       2,500   Biosite, Inc.(a)(e)                                       104,400
      35,700   Boston Scientific Corp.(a)(e)                           1,859,970
      18,000   C.R. Bard, Inc.                                         1,262,700
         500   Cooper Companies, Inc.                                     17,260

    See Notes to Financial Statements                                      3

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares         Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
      55,900   Cytyc Corp.(a)                                       $    580,801
       7,200   Edwards Lifesciences Corp.(a)                             218,304
      10,100   Guidant Corp.(a)                                          427,028
      19,100   Hillenbrand Industries, Inc.                              976,965
       5,500   Invacare Corp.                                            179,630
     116,872   Medtronic, Inc.                                         5,695,173
      38,300   Mentor Corp.                                              812,726
         200   Sola International, Inc.(a)                                 3,020
      14,900   St. Jude Medical, Inc.(a)                                 835,890
      40,500   STERIS Corp.(a)                                           913,275
      30,400   Stryker Corp.                                           2,047,136
      17,500   Sybron Dental Specialties, Inc.(a)                        379,750
       1,000   Varian Medical Systems, Inc.(a)                            55,750
         200   Vital Signs, Inc.                                           5,180
       3,920   Zimmer Holdings, Inc.(a)                                  175,851
                                                                  ----------------
                                                                      19,810,669
-------------------------------------------------------------------------------------
Healthcare Providers & Services  9.2%
      32,700   AdvancePCS(a)                                           1,085,967
      22,200   Aetna, Inc.                                             1,274,724
       6,900   AmerisourceBergen Corp.                                   432,561
      20,200   Anthem, Inc.(a)                                         1,481,670
       6,100   Apria Healthcare Group, Inc.(a)                           147,193
      29,400   Cardinal Health, Inc.(e)                                1,696,674
     102,100   Caremark Rx, Inc.(a)                                    2,305,418
      13,700   CIGNA Corp.                                               768,570
      20,700   Express Scripts, Inc., Class A(a)(e)                    1,354,608
      14,900   First Health Group Corp.(a)                               382,334
      25,500   HCA, Inc.                                                 841,500
       9,900   Health Net, Inc.(a)                                       299,673
      34,300   Humana, Inc.(a)                                           445,557
      15,600   Lincare Holdings, Inc.(a)                                 481,572
      33,600   Manor Care, Inc.(a)                                       795,984
      27,200   McKesson Corp.                                            824,704
      23,800   Oxford Health Plans, Inc.(a)                              881,314
      24,700   PacifiCare Health Systems, Inc.(a)(e)                     954,877
      14,900   Renal Care Group, Inc.(a)                                 506,302

    4                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares         Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
       8,400   Sunrise Assisted Living, Inc.(a)(e)                  $    210,000
      40,900   Tenet Healthcare Corp.(a)                                 682,621
      61,600   UnitedHealth Group, Inc.                                5,909,904
       3,000   Universal Health Services, Inc., Class B(a)               136,230
      45,100   US Oncology, Inc.(a)                                      385,605
       8,800   Wellpoint Health Networks, Inc.(a)                        750,992
                                                                  ----------------
                                                                      25,036,554
-------------------------------------------------------------------------------------
IT Consulting & Services  0.2%
      24,600   Priority Healthcare Corp., Class B(a)                     554,730
-------------------------------------------------------------------------------------
Pharmaceuticals  57.5%
     507,900   aaiPharma, Inc.(a)                                      7,400,103
     189,300   Abbott Laboratories                                     8,433,315
     411,000   Adolor Corp.(a)(e)                                      5,281,350
      94,400   Allergan, Inc.                                          6,807,184
     216,900   Alpharma, Inc., Class A                                 4,559,238
      96,000   AstraZeneca PLC (ADR) (United Kingdom)(e)               3,959,040
     160,000   AtheroGenics, Inc.(a)                                   2,000,000
      51,200   Barr Laboratories, Inc.(a)                              2,700,800
     127,600   Biovail Corp. (Canada)(a)                               5,951,264
     155,800   Bristol-Myers Squibb Co.                                3,988,480
      87,100   Eli Lilly & Co.                                         5,205,967
     180,300   Forest Laboratories, Inc.(a)                            9,105,150
     217,700   Impax Laboratories, Inc.(a)(e)                          1,854,804
     300,600   IVAX Corp.(a)                                           5,203,386
     272,464   Johnson & Johnson                                      14,808,418
       8,200   King Pharmaceuticals, Inc.(a)                             117,342
      14,300   Medicis Pharmaceutical Corp., Class A(a)                  800,800
     197,300   Merck & Co., Inc.                                      10,965,934
     100,300   MGI Pharma, Inc.(a)                                     2,019,039
     113,150   Mylan Laboratories, Inc.                                3,267,772
     737,775   Pfizer, Inc.                                           22,885,781
     145,800   Pharmaceutical Resources, Inc.(a)                       5,983,632
      42,000   Schering AG (ADR) (Germany)(e)                          2,225,580
      94,100   Schering-Plough Corp.                                   1,736,145
     367,300   Sepracor, Inc.(a)                                       8,356,075

    See Notes to Financial Statements                                      5

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares         Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
       3,340   Shire Pharmaceuticals Group PLC (ADR) (United
                Kingdom)(a)                                         $     69,305
     118,200   Teva Pharmaceutical Industries Ltd. (ADR)
                (Israel)                                               5,991,440
      19,800   Watson Pharmaceuticals, Inc.(a)                           732,996
     102,700   Wyeth                                                   4,503,395
                                                                  ----------------
                                                                     156,913,735
                                                                  ----------------
               Total common stocks (cost $227,691,249)               269,028,731
                                                                  ----------------
PREFERRED STOCK
     200,000   Geneva Proteomics, Inc. (Switzerland)(a)(b)(c)
                (cost $1,100,000; purchased 7/7/00)                            0
                                                                  ----------------
               Total long-term investments (cost $228,791,249)       269,028,731
                                                                  ----------------
SHORT-TERM INVESTMENTS  11.3%
-------------------------------------------------------------------------------------
Investment Company  11.3%
  30,795,424   Prudential Core Investment Fund-Taxable Money
                Market Series(f)
                (cost $30,795,424; Note 3)                            30,795,424
Principal
Amount
(000)
----------------------------------------------------------------------------------
U.S. Government Securities
$        105   United States Treasury Bills,
                1.14%(d), 6/26/03
                (cost $104,917)                                          104,917
                                                                  ----------------
               Total short-term investments (cost $30,900,341)        30,900,341
                                                                  ----------------
               Total Investments, Before Outstanding Options
                Written  110.0%
                (cost $259,691,590)                                  299,929,072
                                                                  ----------------

    6                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Contracts      Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
OUTSTANDING OPTIONS WRITTEN  (0.3%)
-------------------------------------------------------------------------------------
Call Options
     (1,000)   MedImmune, Inc., expiring 9/20/03 @ $40            $       (115,000)
     (1,500)   Sepracor, Inc., expiring 10/18/03 @ $20                    (750,000)
                                                                  ----------------
               Total outstanding options written
                (premiums received $(494,976))                            (865,000)
                                                                  ----------------
               Total Investments, Net of Outstanding Options
                Written--109.7%
                (cost $259,196,614; Note 5)                            299,064,072
               Liabilities in excess of other assets  (9.7%)           (26,477,928)
                                                                  ----------------
               Net Assets  100%                                   $    272,586,144
                                                                  ----------------
                                                                  ----------------

------------------------------
(a) Non-income producing securities.
(b) Fair-valued security, see Note 1.
(c) Indicates a restricted security.
(d) Percentage quoted represents yield-to-maturity as of purchase date.
(e) Securities, or portion thereof, on loan, see Note 4.
(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
ADR--American Depository Receipt.

    See Notes to Financial Statements                                      7

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                    May 31, 2003
--------------------------------------------------------------------------------------
ASSETS
Investments, at value including securities on loan of
   $21,994,207
   (cost $259,691,590)                                              $299,929,072
Cash                                                                       2,806
Receivable for investments sold                                        1,987,547
Receivable for Fund shares sold                                          574,292
Dividends and interest receivable                                        273,891
Receivable for securities lending                                         26,627
Other assets                                                               1,060
Tax reclaim receivable                                                       369
                                                                    ------------
      Total assets                                                   302,795,664
                                                                    ------------
LIABILITIES
Payable to broker for collateral for securities on loan               22,485,056
Payable for investments purchased                                      5,793,535
Outstanding options written (premiums received $494,976)                 865,000
Payable for Fund shares repurchased                                      468,064
Accrued expenses                                                         237,232
Distribution fee payable                                                 170,582
Management fee payable                                                   167,987
Securities lending rebate payable                                         17,718
Payable to securities lending agent                                        2,227
Withholding taxes payable                                                  2,119
                                                                    ------------
      Total liabilities                                               30,209,520
                                                                    ------------
NET ASSETS                                                          $272,586,144
                                                                    ------------
                                                                    ------------
Net assets were comprised of:
   Common stock, at par                                             $    219,836
   Paid-in capital in excess of par                                  292,874,439
                                                                    ------------
                                                                     293,094,275
   Net investment loss                                                (1,268,429)
   Accumulated net realized loss on investments and foreign
      currency transactions                                          (59,107,243)
   Net unrealized appreciation on investments and foreign
      currencies                                                      39,867,541
                                                                    ------------
Net assets, May 31, 2003                                            $272,586,144
                                                                    ------------
                                                                    ------------

    8                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    May 31, 2003
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($62,332,693 /
      4,913,716 shares of common stock issued and outstanding)            $12.69
   Maximum sales charge (5% of offering price)                               .67
                                                                    ------------
   Maximum offering price to public                                       $13.36
                                                                    ------------
                                                                    ------------
Class B:
   Net asset value, offering price and redemption price per share
      ($141,190,311 / 11,507,664 shares of common stock issued
      and outstanding)                                                    $12.27
                                                                    ------------
                                                                    ------------
Class C:
   Net asset value and redemption price per share ($50,482,967 /
      4,114,629 shares of common stock issued and outstanding)            $12.27
   Sales charge (1% of offering price)                                       .12
                                                                    ------------
   Offering price to public                                               $12.39
                                                                    ------------
                                                                    ------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($18,580,173 / 1,447,556 shares of common stock issued and
      outstanding)                                                        $12.84
                                                                    ------------
                                                                    ------------

    See Notes to Financial Statements                                      9

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                    May 31, 2003
--------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding tax of $3,376)             $  1,150,527
   Interest                                                                2,614
   Income from securities loaned, net                                     26,722
                                                                    ------------
      Total income                                                     1,179,863
                                                                    ------------
Expenses
   Management fee                                                        915,873
   Distribution fee--Class A                                              68,031
   Distribution fee--Class B                                             635,139
   Distribution fee--Class C                                             229,582
   Transfer agent's fees and expenses                                    358,000
   Custodian's fees and expenses                                          74,000
   Reports to shareholders                                                68,000
   Registration fees                                                      24,000
   Audit fee                                                              14,000
   Legal fees and expenses                                                 9,000
   Directors' fees                                                         6,000
   Miscellaneous                                                           7,042
                                                                    ------------
      Total expenses                                                   2,408,667
                                                                    ------------
Net investment loss                                                   (1,228,804)
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                           (18,546,481)
   Written option transactions                                           264,155
   Short sale transactions                                               236,881
                                                                    ------------
                                                                     (18,045,445)
                                                                    ------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        59,549,099
   Short sales                                                           (47,572)
   Written options                                                      (256,243)
   Foreign currencies                                                         45
                                                                    ------------
                                                                      59,245,329
                                                                    ------------
Net gain on investments and foreign currencies                        41,199,884
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 39,971,080
                                                                    ------------
                                                                    ------------

    10                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months           Year
                                                   Ended              Ended
                                                May 31, 2003    November 30, 2002
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                          $ (1,228,804)     $  (3,207,752)
   Net realized loss on investments and
      foreign currency transactions              (18,045,445)       (38,370,605)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currencies                          59,245,329        (75,076,424)
                                                ------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                   39,971,080       (116,654,781)
                                                ------------    -----------------
Distributions:
   Distributions from net realized gains
      Class A                                             --         (4,771,936)
      Class B                                             --        (11,328,369)
      Class C                                             --         (4,540,124)
      Class Z                                             --         (1,648,500)
                                                ------------    -----------------
                                                          --        (22,288,929)
                                                ------------    -----------------
Fund share transactions (Net of share
      conversions)
      (Note 6)
   Net proceeds from shares sold                  17,113,631         56,935,519
   Net asset value of shares issued in
      reinvestment of distributions                       --         21,366,532
   Cost of shares reacquired                     (35,167,449)      (115,334,289)
                                                ------------    -----------------
   Net decrease in net assets from Fund share
      transactions                               (18,053,818)       (37,032,238)
                                                ------------    -----------------
Total increase (decrease)                         21,917,262       (175,975,948)
NET ASSETS
Beginning of period                              250,668,882        426,644,830
                                                ------------    -----------------
End of period                                   $272,586,144      $ 250,668,882
                                                ------------    -----------------
                                                ------------    -----------------

    See Notes to Financial Statements                                     11

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Notes to Financial Statements (Unaudited)

      Jennison Sector Funds, Inc. (the 'Company'), formerly known as Prudential Sector Funds, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company presently consists of four
Portfolios: Jennison Financial Services Fund, Jennison Utility Fund, Jennison Technology Fund and Jennison Health Sciences Fund (the 'Fund'). These financial statements relate to Jennison Health Sciences Fund. The financial statements of the other Portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

      The Fund is non-diversified and its investment objective is long-term capital appreciation which is sought by investing at least 80% of the Fund's net assets in equity-related securities of U.S. companies engaged in the drug, healthcare, medicine, medical device and biotechnology group of industries.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with Jennison Associates LLC ('Jennison' or 'Subadviser'), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Securities for which reliable market quotations are not readily available or for which the pricing agent does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgement of the Manager or Subadviser, does represent fair value are valued by a Valuation Committee appointed by the Board of Trustees in consultation with the Manager and Subadviser.

      Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

      Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses from the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net realized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at six month-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.
                                                                          13

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Short Sales:    The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. The fee may be referred to as the 'initial margin.' Subsequent payments, known as 'variation margin', are made or received by the Fund each day, depending on the daily fluctuations in value of the security sold short. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain
(loss). A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain (loss) of short sales.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

      If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

      The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Notes to Financial Statements (Unaudited) Cont'd.

option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Written options involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

      Securities Lending:    The Fund may lend its portfolio securities to
qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company's expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio level.

      Net investment income or loss (other than distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each Portfolio in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the
                                                                          15

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Notes to Financial Statements (Unaudited) Cont'd.

requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Note 2. Agreements
The Company has a management agreement for the Fund with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. ('PIM') and Jennison. The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of a portion of the investment portfolio of the Fund. PI pays for the services of PIM and Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio's assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers. Effective June 12, 2003, Jennison will replace PIM as subadvisor and 100% of the Fund's net assets will be advised by Jennison.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .75% of the Fund's average daily net assets.

      The Company has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Notes to Financial Statements (Unaudited) Cont'd.

under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended May 31, 2003.

      PIMS has advised the Fund that it received approximately $36,100 and $11,100 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended May 31, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended May 31, 2003, it received approximately $181,400 and $5,400 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

      Prudential Securities, Inc. ('PSI') was the securities lending agent for the Fund for the period ended May 31, 2003. For such period, PSI has been compensated by the Fund approximately $8,900 for these services, of which $2,200 is payable at May 31, 2003. Effective July 1, 2003, PIM is the Fund's securities lending agent.

      Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest.

      PI, PIM, PSI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Company, along with other affiliated registered investment companies (the 'Funds'), was a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended May 31, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. The Company did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company's transfer agent. During the six months ended May 31, 2003, the Fund incurred fees of approximately $272,600 for the services of PMFS. As of May 31, 2003, approximately $45,000 of such fees were due to PMFS.
                                                                          17

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $50,100 in total networking fees, of which the amount relating to the services of PSI was approximately $46,700 for the six months ended May 31, 2003. As of May 31, 2003, approximately $7,500 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended May 31, 2003, the Fund earned income of approximately $25,347 and $26,722, from the Series by investing their excess cash and collateral received from securities lending.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2003 were $171,514,617 and $186,720,894, respectively.

      As of May 31, 2003, the Fund had securities on loan with an aggregate market value of $21,994,207. The Fund received $22,485,056 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

      Transactions in options written during the six months ended May 31, 2003, were as follows:

                              Contracts         Premium
                              ----------       ----------
Balance as of
  November 30, 2002               2,100        $  280,499
  Options written                 3,888           666,336
  Options closed                   (948)         (124,004)
  Options expired                (2,540)         (327,855)
                              ----------       ----------
Options outstanding at
  May 31, 2003                    2,500        $  494,976
                              ----------       ----------
                              ----------       ----------

Note 5. Tax Information
As of May 31, 2003, the Fund had a capital loss carryforward of approximately $30,883,400 which expires in 2010. Accordingly, no capital gains distribution is

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Notes to Financial Statements (Unaudited) Cont'd.

expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The capital loss carryforward differs from the amount on the Statement of Assets and Liabilities primarily due to the Fund electing to treat post-October capital losses of approximately $3,929,500 and foreign currency losses of approximately $39,600 as having accrued in the following fiscal year.

      The United States federal income tax basis of the Series' investments and the net unrealized appreciation as of May 31, 2003 were as follows:

                                                         Net
  Tax Basis                                           Unrealized
of Investments     Appreciation     Depreciation     Appreciation
--------------     ------------     ------------     ------------
 $ 263,593,221     $ 51,342,655     $ 15,006,804     $ 36,335,851

      The difference between book basis and tax basis is primarily attributable to the wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge for the first year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales charge or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 400 million shares of $.01 par value per share of common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended May 31, 2003:
Shares sold                                                      594,068    $  6,697,445
Shares reacquired                                               (804,201)     (8,805,166)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (210,133)     (2,107,721)
Shares issued upon conversion from Class B                        93,970         994,372
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (116,163)   $ (1,113,349)
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          19

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended November 30, 2002:
Shares sold                                                    1,613,144    $ 19,832,060
Shares issued in reinvestment of distributions                   313,119       4,551,152
Shares reacquired                                             (3,014,810)    (34,448,909)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,088,547)    (10,065,697)
Shares issued upon conversion from Class B                       215,137       2,703,079
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (873,410)   $ (7,362,618)
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended May 31, 2003:
Shares sold                                                      418,386    $  4,580,770
Shares reacquired                                             (1,189,095)    (12,655,159)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (770,709)     (8,074,389)
Shares reacquired upon conversion into Class A                   (96,921)       (994,372)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (867,630)   $ (9,068,761)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended November 30, 2002:
Shares sold                                                    1,447,580    $ 18,224,418
Shares issued in reinvestment of distributions                   756,849      10,760,979
Shares reacquired                                             (3,668,876)    (41,145,964)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,464,447)    (12,160,567)
Shares reacquired upon conversion into Class A                  (220,524)     (2,703,079)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (1,684,971)   $(14,863,646)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended May 31, 2003:
Shares sold                                                      161,589    $  1,772,445
Shares reacquired                                               (607,643)     (6,445,539)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (446,054)   $ (4,673,094)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended November 30, 2002:
Shares sold                                                      493,146    $  6,196,776
Shares issued in reinvestment of distributions                   310,933       4,429,148
Shares reacquired                                             (1,923,259)    (22,204,153)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (1,119,180)   $(11,578,229)
                                                              ----------    ------------
                                                              ----------    ------------

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended May 31, 2003:
Shares sold                                                      353,572    $  4,062,971
Shares reacquired                                               (658,893)     (7,261,585)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (305,321)   $ (3,198,614)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended November 30, 2002:
Shares sold                                                      996,382    $ 12,682,265
Shares issued in reinvestment of distributions                   110,621       1,625,253
Shares reacquired                                             (1,417,470)    (17,535,263)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (310,467)   $ (3,227,745)
                                                              ----------    ------------
                                                              ----------    ------------

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                 ----------------
                                                                 Six Months Ended
                                                                   May 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.78
                                                                     --------
Income/loss from investment operations
Net investment loss                                                      (.02)
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                         1.93
                                                                     --------
      Total from investment operations                                   1.91
                                                                     --------
Less distributions:
Distributions from net realized gains                                      --
                                                                     --------
Net asset value, end of period                                       $  12.69
                                                                     --------
                                                                     --------
TOTAL RETURN(a):                                                        17.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 62,333
Average net assets (000)                                             $ 54,574
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(f)                                                            1.46%(c)
   Expenses, excluding distribution and service (12b-1) fees             1.21%(c)
   Net investment loss                                                   (.49)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate                                                    71%(e)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Net of management fee waiver.
(e) Not annualized.
(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

    22                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Financial Highlights (Unaudited) Cont'd.

                       Class A
-----------------------------------------------------
    Year Ended November 30,         June 30, 1999(b)
-------------------------------          Through
 2002        2001        2000       November 30, 1999
-----------------------------------------------------
$ 15.62     $ 18.51     $ 10.86          $ 10.00
-------     -------     -------         --------
   (.04)       (.01)       (.01)(d)         (.02)(d)
  (3.99)        .10        7.81              .88
-------     -------     -------         --------
  (4.03)        .09        7.80              .86
-------     -------     -------         --------
   (.81)      (2.98)       (.15)              --
-------     -------     -------         --------
$ 10.78     $ 15.62     $ 18.51          $ 10.86
-------     -------     -------         --------
-------     -------     -------         --------
 (27.09)%       .76%      72.32%            8.60%
$54,246     $92,196     $98,129          $36,646
$72,143     $94,702     $59,890          $32,032
   1.37%       1.29%       1.10%(d)         1.59%(c)(d)
   1.12%       1.04%        .85%(d)         1.34%(c)(d)
   (.48)%      (.49)%      (.13)%(d)         (.43)%(c)(d)
    116%         94%        138%              61%(e)

    See Notes to Financial Statements                                     23

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                                 ----------------
                                                                 Six Months Ended
                                                                   May 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.47
                                                                 ----------------
Income/loss from investment operations
Net investment loss                                                      (.08)
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                         1.88
                                                                 ----------------
      Total from investment operations                                   1.80
                                                                 ----------------
Less distributions:
Distributions from net realized gains                                      --
                                                                 ----------------
Net asset value, end of period                                       $  12.27
                                                                 ----------------
                                                                 ----------------
TOTAL RETURN(a):                                                        17.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $141,190
Average net assets (000)                                             $127,377
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             2.21%(c)
   Expenses, excluding distribution and service (12b-1) fees             1.21%(c)
   Net investment loss                                                  (1.24)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Net of management fee waiver.

    24                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Financial Highlights (Unaudited) Cont'd.

                        Class B
--------------------------------------------------------
     Year Ended November 30,           June 30, 1999(b)
----------------------------------          Through
  2002         2001         2000       November 30, 1999
--------------------------------------------------------
$  15.30     $  18.31     $  10.83          $ 10.00
--------     --------     --------         --------
    (.17)        (.21)        (.11)(d)         (.05)(d)
   (3.85)         .18         7.74              .88
--------     --------     --------         --------
   (4.02)        (.03)        7.63              .83
--------     --------     --------         --------
    (.81)       (2.98)        (.15)              --
--------     --------     --------         --------
$  10.47     $  15.30     $  18.31          $ 10.83
--------     --------     --------         --------
--------     --------     --------         --------
  (27.62)%        .06%       70.85%            8.30%
$129,568     $215,087     $222,772          $89,061
$164,481     $207,806     $156,579          $74,448
    2.12%        2.04%        1.85%(d)         2.34%(c)(d)
    1.12%        1.04%         .85%(d)         1.34%(c)(d)
   (1.23)%      (1.24)%       (.87)%(d)        (1.20)%(c)(d)

    See Notes to Financial Statements                                     25

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                                 ----------------
                                                                 Six Months Ended
                                                                   May 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.47
                                                                     --------
Income/loss from investment operations
Net investment loss                                                      (.08)
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                         1.88
                                                                     --------
      Total from investment operations                                   1.80
                                                                     --------
Less distributions:
Distributions from net realized gains                                      --
                                                                     --------
Net asset value, end of period                                       $  12.27
                                                                     --------
                                                                     --------
TOTAL RETURN(a):                                                        17.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 50,483
Average net assets (000)                                             $ 46,043
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             2.21%(c)
   Expenses, excluding distribution and service (12b-1) fees             1.21%(c)
   Net investment loss                                                  (1.24)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Net of management fee waiver.

    26                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Financial Highlights (Unaudited) Cont'd.

                       Class C
-----------------------------------------------------
    Year Ended November 30,         June 30, 1999(b)
-------------------------------          Through
 2002        2001        2000       November 30, 1999
-----------------------------------------------------
$ 15.30     $ 18.31     $ 10.83          $ 10.00
-------     -------     -------         --------
   (.18)       (.22)       (.12)(d)         (.05)(d)
  (3.84)        .19        7.75              .88
-------     -------     -------         --------
  (4.02)       (.03)       7.63              .83
-------     -------     -------         --------
   (.81)      (2.98)       (.15)              --
-------     -------     -------         --------
$ 10.47     $ 15.30     $ 18.31          $ 10.83
-------     -------     -------         --------
-------     -------     -------         --------
 (27.62)%       .06%      70.85%            8.30%
$47,750     $86,887     $93,698          $46,551
$63,423     $86,176     $69,491          $41,090
   2.12%       2.04%       1.85%(d)         2.34%(c)(d)
   1.12%       1.04%        .85%(d)         1.34%(c)(d)
  (1.23)%     (1.23)%      (.87)%(d)        (1.18)%(c)(d)

    See Notes to Financial Statements                                     27

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                 ----------------
                                                                 Six Months Ended
                                                                   May 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.90
                                                                     --------
Income/loss from investment operations
Net investment income (loss)                                              .05
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                         1.89
                                                                     --------
      Total from investment operations                                   1.94
                                                                     --------
Less distributions:
Distributions from net realized gains                                      --
                                                                     --------
Net asset value, end of period                                       $  12.84
                                                                     --------
                                                                     --------
TOTAL RETURN(a):                                                        17.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 18,580
Average net assets (000)                                             $ 16,910
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.21%(c)
   Expenses, excluding distribution and service (12b-1) fees             1.21%(c)
   Net investment income (loss)                                          (.24)%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Net of management fee waiver.
(e) Less than ($0.005).

    28                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Health Sciences Fund
             Financial Highlights (Unaudited) Cont'd.

                       Class Z
-----------------------------------------------------
    Year Ended November 30,         June 30, 1999(b)
-------------------------------          Through
 2002        2001        2000       November 30, 1999
-----------------------------------------------------
$ 15.74     $ 18.58     $ 10.88          $ 10.00
-------     -------     -------          -------
     --(e)      .04         .01(d)          (.01)(d)
 (4.03)         .10        7.84              .89
-------     -------     -------          -------
 (4.03)         .14        7.85              .88
-------     -------     -------          -------
  (.81)       (2.98)       (.15)              --
-------     -------     -------          -------
$ 10.90     $ 15.74     $ 18.58          $ 10.88
-------     -------     -------          -------
-------     -------     -------          -------
 (26.88)%      1.14%      72.55%            8.80%
$19,106     $32,475     $31,101          $ 8,381
$24,447     $30,209     $17,429          $ 6,932
   1.12%       1.04%        .85%(d)         1.34%(c)(d)
   1.12%       1.04%        .85%(d)         1.34%(c)(d)
   (.23)%      (.25)%       .12%(d)         (.20)%(c)(d)

    See Notes to Financial Statements                                     29
                             www.jennisondryden.com    (800) 225-1852

FOR MORE INFORMATION

JennisonDryden Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Maria G. Master, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq      CUSIP
------------    ------      -----
Class A         PHLAX     476294509
Class B         PHLBX     476294608
Class C         PHLCX     476294707
Class Z         PHSZX     476294806

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

MUTUAL FUNDS:

    ARE NOT INSURED BY THE FDIC OR ANY FEDERAL    MAY LOSE VALUE    ARE NOT A DEPOSIT OF OR GUARANTEED BY
    GOVERNMENT AGENCY                                               ANY BANK OR ANY BANK AFFILIATE

(LOGO)



Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
Class A         PHLAX    476294509
Class B         PHLBX    476294608
Class C         PHLCX    476294707
Class Z         PHSZX    476294806

MF188E4    IFS-A081657

                                 SEMIANNUAL REPORT
                                 MAY 31, 2003

JENNISON
TECHNOLOGY FUND

(Formerly known as Prudential Technology Fund)

                                FUND TYPE
                                Sector stock

                                OBJECTIVE
                                Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


JennisonDryden is a service mark of
The Prudential Insurance Company of America.       (LOGO)

Jennison Sector Funds, Inc.    Jennison Technology Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Jennison Technology
Fund (the Fund) is long-term capital appreciation.
There can be no assurance that the Fund will achieve its investment objective.

    Cumulative Total Returns1                         As of 5/31/03

                                         Six Months    One Year    Since Inception2
Class A                                     5.05%       -6.72%         -38.53%
Class B                                     4.79        -7.41          -40.27
Class C                                     4.79        -7.41          -40.27
Class Z                                     5.19        -6.50          -37.87
S&P SC 1500 Index3                          5.38        -9.28            1.31
S&P SC Information Technology Index4        0.81        -7.15          -50.12
Lipper Science & Technology Funds Avg.5     6.26        -7.83          -45.84

    Average Annual Total Returns1                        As of 6/30/03

                                          One Year     Since Inception2
 Class A                                    1.40%          -12.65%
 Class B                                    0.88           -12.40
 Class C                                    3.83           -12.43
 Class Z                                    7.07           -11.29
 S&P SC 1500 Index3                        -1.17             0.30
 S&P SC Information Technology Index4       5.92           -15.95
 Lipper Science & Technology Funds Avg.5    7.33           -14.57

Past performance is not indicative of future results.
Principal value and investment return will fluctuate
so that an investor's shares, when redeemed, may be
worth more or less than their original cost. 1Source:
Prudential Investments LLC, Lipper Inc., and Standard
& Poor's. The cumulative total returns do not take
into account applicable sales charges. The average
annual total returns do take into account applicable
sales charges. Without the distribution and service
(12b-1) fee waiver of 0.05% for Class A shares, the
returns would have been lower. The Fund charges a
maximum front-end sales charge of 5% for Class A
shares in most circumstances, and a 12b-1 fee of up
to 0.30% annually. In some circumstances, Class A
shares may not be subject to a front-end sales
charge, but may be subject to a 1% contingent
deferred sales charge (CDSC) for the first year.
Class B shares are subject to a declining CDSC of 5%,
4%, 3%, 2%, 1%, and 1% respectively for the first six
years after purchase, and a 12b-1 fee of 1.00%
annually. Approximately seven years after purchase,
Class B shares will automatically convert to Class A
shares on a quarterly basis. Class C shares are
subject to a front-end sales charge of 1%, a CDSC of
1% for shares redeemed within 18 months of purchase,
and a 12b-1 fee of 1.00% annually. Class Z shares are
not subject to a sales charge or 12b-1 fee. The
returns in the tables above do not reflect the
deduction of taxes that a shareholder would pay on
fund distributions or following the redemption of
fund shares. 2Inception date: 6/30/99. 3The Standard
& Poor's SuperComposite (S&P SC) 1500 Index--an
unmanaged index of the 500 large, established,
publicly traded stocks in the Standard
                                www.jennisondryden.com    (800) 225-1852

Semiannual Report    May 31, 2003

& Poor's 500 Composite Stock Price Index  (S&P 500
Index); the 400 stocks contained in the S&P Mid-Cap
400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index--gives a broad look at how U.S. stock prices have performed. 4The
S&P SC Information Technology Index is an unmanaged capitalization-weighted index that measures the performance of the technology sector of the S&P SC
1500 Index. 5The Lipper Science & Technology Funds
Average (Lipper Average) represents returns based on the average return of all mutual funds in the Lipper
Science & Technology Funds category for the periods noted. Funds in the Lipper Average invest primarily in science and technology stocks. Investors cannot invest directly in an index. The returns for the S&P
SC 1500 Index, S&P SC Information Technology Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Top Five Industries

Expressed as a percentage of net assets as of 5/31/03.

    21.6%   Software
    19.4    Semiconductors & Semiconductor
            Equipment
    12.3    Computers & Peripherals
    10.2    Communications Equipment
     6.4    Commercial Services & Supplies
Industries are subject to change.

Five Largest Holdings
Expressed as a percentage of net assets as of 5/31/03.

    8.8%   Microsoft Corp.
           Software
    6.2    Intel Corp.
           Semiconductors & Semiconductor
           Equipment
    5.0    International Business Machines Corp.
           Computers & Peripherals
    4.8    Cisco Systems, Inc.
           Communications Equipment
    3.6    Oracle Corp.
           Software
Holdings are subject to change.

                                        July 15, 2003

DEAR SHAREHOLDER,
Stock markets in the United States and abroad posted their best quarterly gains in 4 1/2 years in June 2003 and the U.S. bond market rally continued. This has encouraged a sense of cautious optimism among investors. We welcome these developments, but regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.

Whether you are investing for your retirement, your children's education, or some other goal, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Jennison Sector Funds, Inc. in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,



Judy A. Rice, President
Jennison Sector Funds, Inc./Jennison Technology Fund

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited)

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.2%
COMMON STOCKS
-------------------------------------------------------------------------------------
Biotechnology  1.4%
      20,300   Affymetrix, Inc.(a)                                  $        461,825
      42,600   IDEC Pharmaceuticals Corp.(a)                               1,626,042
                                                                    ----------------
                                                                           2,087,867
-------------------------------------------------------------------------------------
Capital Markets  1.0%
      25,800   Investment Technology Group, Inc.(a)                          361,716
      27,700   Merrill Lynch & Co., Inc.                                   1,199,410
                                                                    ----------------
                                                                           1,561,126
-------------------------------------------------------------------------------------
Commercial Services & Supplies  6.4%
      24,200   Automatic Data Processing, Inc.                               844,580
       6,200   Certegy, Inc.(a)                                              171,802
       8,700   Convergys Corp.(a)                                            155,556
         200   DST Systems, Inc.(a)                                            7,064
       1,300   FactSet Research Systems, Inc.                                 50,050
      32,500   First Data Corp.                                            1,346,150
       7,300   Fiserv, Inc.(a)                                               241,557
       2,500   Global Payments, Inc.                                          85,000
      95,740   Hudson Highland Group, Inc.(a)                              1,699,385
      34,900   MemberWorks, Inc.(a)                                          767,800
     218,600   Monster Worldwide, Inc.(a)                                  4,341,396
                                                                    ----------------
                                                                           9,710,340
-------------------------------------------------------------------------------------
Communications Equipment  10.2%
       7,200   3Com Corp.(a)                                                  35,280
       5,200   Adaptec, Inc.(a)                                               41,600
     312,700   ADC Telecommunications, Inc.(a)                               841,163
       5,000   ADTRAN, Inc.(a)                                               241,550
       6,300   Advanced Fibre Communications, Inc.(a)                        118,818
       2,000   Allen Telecom, Inc.(a)                                         35,300
       6,500   Andrew Corp.(a)                                                64,610
       8,000   Avocent Corp.(a)                                              236,480
       2,800   Black Box Corp.                                               104,188
     140,800   Brocade Communications Systems, Inc.(a)                       854,656

    See Notes to Financial Statements                                      3

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
     451,600   Cisco Systems, Inc.(a)                               $      7,352,048
       3,800   CommScope, Inc.(a)                                             38,646
      41,600   Corning, Inc.(a)                                              304,096
       2,700   Inter-Tel, Inc.                                                49,437
      24,000   JDS Uniphase Corp.(a)                                          92,880
      66,600   Lucent Technologies, Inc.(a)                                  147,186
      18,300   McDATA Corp., Class A(a)                                      246,135
     107,655   Motorola, Inc.                                                917,221
       2,400   Network Equipment Technologies, Inc.(a)                        21,384
     115,800   Nokia Corp. (ADR) (Finland)                                 2,089,032
       4,800   Plantronics, Inc.(a)                                          103,344
       2,400   Polycom, Inc.(a)                                               30,528
      39,900   QUALCOMM, Inc.                                              1,339,842
       9,000   Scientific-Atlanta, Inc.                                      177,210
      11,200   Tellabs, Inc.(a)                                               88,928
                                                                    ----------------
                                                                          15,571,562
-------------------------------------------------------------------------------------
Computers & Peripherals  12.3%
       7,600   Apple Computer, Inc.(a)                                       136,572
       1,000   Avid Technology, Inc.(a)                                       33,740
     115,600   Dell Computer Corp.(a)                                      3,617,124
     109,100   EMC Corp.(a)                                                1,180,462
      14,100   Gateway, Inc.(a)                                               47,094
     180,284   Hewlett-Packard Co.                                         3,515,538
       4,600   Hutchinson Technology, Inc.(a)                                138,874
       3,600   Imation Corp.(a)                                              124,128
      11,600   Intergraph Corp.(a)                                           258,796
      87,000   International Business Machines Corp.                       7,659,480
       7,900   Lexmark International Group, Inc.(a)                          587,760
       3,900   NCR Corp.(a)                                                   97,773
      10,100   Network Appliance, Inc.(a)                                    172,003
      11,900   Rainbow Technologies, Inc.(a)                                 101,031
       6,100   SanDisk Corp.(a)                                              221,613
       5,900   Storage Technology Corp.(a)                                   159,300
     138,900   Sun Microsystems, Inc.(a)                                     601,437
                                                                    ----------------
                                                                          18,652,725

    4                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Electronic Equipment & Instruments  5.0%
      69,246   Agilent Technologies, Inc.(a)                        $      1,255,430
       2,000   Analogic Corp.                                                102,000
         200   Arrow Electronics, Inc.(a)                                      3,406
         200   Avnet, Inc.(a)                                                  2,720
       4,900   Benchmark Electronics, Inc.(a)                                139,356
       4,800   Checkpoint Systems, Inc.(a)                                    66,000
       5,400   Cognex Corp.(a)                                               123,444
       3,100   Diebold, Inc.                                                 123,783
       3,600   FLIR Systems, Inc.(a)                                         102,672
       2,300   Global Imaging Systems, Inc.(a)                                48,369
         800   Harris Corp.                                                   24,232
       5,800   Intermagnetics General Corp.(a)                                93,902
       1,600   Itron, Inc.(a)                                                 34,784
      10,900   Jabil Circuit, Inc.(a)                                        228,791
      15,800   Methode Electronics, Inc., Class A                            175,380
       5,200   Molex, Inc.                                                   142,272
       4,200   PerkinElmer, Inc.                                              53,718
       3,700   Planar Systems, Inc.(a)                                        76,738
         800   Plexus Corp.(a)                                                 9,600
         200   Rogers Corp.(a)                                                 6,604
      22,400   Sanmina-SCI Corp.(a)                                          128,128
     164,400   Symbol Technologies, Inc.                                   2,202,960
      76,000   Tech Data Corp.(a)                                          1,890,880
       4,200   Tektronix, Inc.(a)                                             88,536
       1,300   Teledyne Technologies, Inc.(a)                                 19,552
      10,200   Thermo Electron Corp.(a)                                      215,220
       4,900   Trimble Navigation Ltd.(a)                                    131,957
       1,200   Vishay Intertechnology, Inc.(a)                                17,328
       5,500   Waters Corp.(a)                                               155,980
                                                                    ----------------
                                                                           7,663,742
-------------------------------------------------------------------------------------
Energy Equipment & Services  0.6%
      18,600   Weatherford International, Inc.(a)                            843,510

    See Notes to Financial Statements                                      5

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Health Care Equipment & Supplies  0.4%
      14,300   Applera Corp.-Applied Biosystems Group               $        278,421
      23,400   VISX, Inc.(a)                                                 405,990
                                                                    ----------------
                                                                             684,411
-------------------------------------------------------------------------------------
Health Care Providers & Services  2.3%
         800   MAXIMUS, Inc.(a)                                               21,408
      66,100   NDCHealth Corp.                                             1,353,728
     206,800   WebMD Corp.(a)                                              2,055,592
                                                                    ----------------
                                                                           3,430,728
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  0.4%
      17,900   GTECH Holdings Corp.(a)                                       629,006
-------------------------------------------------------------------------------------
Internet & Catalog Retail  2.1%
      52,600   Amazon.com, Inc.(a)                                         1,890,444
       3,900   eBay, Inc.(a)                                                 396,669
      23,057   USA Interactive, Inc.(a)                                      886,542
                                                                    ----------------
                                                                           3,173,655
-------------------------------------------------------------------------------------
Internet Software & Services  5.9%
     229,200   Ask Jeeves, Inc.(a)                                         2,924,592
      99,100   DoubleClick, Inc.(a)                                        1,040,550
      12,400   Hotels.com, Class A(a)                                      1,126,292
     139,100   RealNetworks, Inc.(a)                                       1,105,845
     125,400   VeriSign, Inc.(a)                                           1,878,492
      30,500   Yahoo!, Inc.(a)                                               910,425
                                                                    ----------------
                                                                           8,986,196
-------------------------------------------------------------------------------------
IT Services  4.4%
       7,100   Acxiom Corp.(a)                                               106,429
       4,800   Affiliated Computer Services, Inc., Class A(a)                222,432
       5,600   Caci International, Inc., Class A(a)                          185,080
      50,600   CheckFree Corp.(a)                                          1,238,688
       7,100   Computer Sciences Corp.(a)                                    281,870
     118,300   Concord EFS, Inc.(a)                                        1,788,696
      40,900   Paychex, Inc.                                               1,248,268

    6                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
      19,000   Electronic Data Systems Corp.                        $        382,850
       4,500   Gartner, Inc., Class B(a)                                      32,850
      10,200   Keane, Inc.(a)                                                114,954
       1,300   StarTek, Inc.(a)                                               34,450
      36,900   SunGard Data Systems, Inc.(a)                                 848,700
      17,900   Unisys Corp.(a)                                               202,091
                                                                    ----------------
                                                                           6,687,358
-------------------------------------------------------------------------------------
Media  4.3%
      14,100   Clear Channel Communications, Inc.(a)                         573,870
     477,900   Gemstar-TV Guide International, Inc.(a)                     2,207,898
      77,400   General Motors Corp., Class H(a)                              944,280
      54,100   Lin TV Corp., Class A(a)                                    1,260,530
      17,100   Omnicom Group, Inc.                                         1,193,751
      34,500   Pearson PLC (ADR) (United Kingdom)                            322,920
                                                                    ----------------
                                                                           6,503,249
-------------------------------------------------------------------------------------
Office Electronics  0.4%
      43,000   Xerox Corp.(a)                                                469,990
       2,500   Zebra Technologies Corp., Class A(a)                          182,472
                                                                    ----------------
                                                                             652,462
-------------------------------------------------------------------------------------
Pharmaceuticals  0.3%
      31,700   Antigenics, Inc.(a)                                           388,959
-------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment  19.4%
       2,800   Advanced Micro Devices, Inc.(a)                                20,384
      30,800   Altera Corp.(a)                                               593,824
      37,400   Analog Devices, Inc.(a)                                     1,441,770
     113,576   Applied Materials, Inc.(a)                                  1,767,243
       3,800   Applied Micro Circuits Corp.(a)                                19,076
       4,900   Cree, Inc.(a)                                                 120,393
       6,000   Cypress Semiconductor Corp.(a)                                 66,300
       2,300   Exar Corp.(a)                                                  37,375
      15,100   Integrated Device Technology, Inc.(a)                         182,710
     452,400   Intel Corp.                                                 9,428,016
       3,900   International Rectifier Corp.(a)                              102,102
      27,000   KLA-Tencor Corp.(a)                                         1,248,210

    See Notes to Financial Statements                                      7

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
       3,100   Kopin Corp.(a)                                       $         16,678
       1,500   Lam Research Corp.(a)                                          26,790
     106,700   Lattice Semiconductor Corp.(a)                                970,970
      42,500   Linear Technology Corp.                                     1,545,300
      16,500   LSI Logic Corp.(a)                                            105,600
      14,000   Maxim Integrated Products, Inc.                               548,940
      10,400   Micrel, Inc.(a)                                               125,424
       2,800   Microchip Technology, Inc.                                     66,668
      28,100   Micron Technology, Inc.(a)                                    318,092
       9,400   National Semiconductor Corp.(a)                               234,624
      27,600   Novellus Systems, Inc.(a)                                     956,340
       5,300   NVIDIA Corp.(a)                                               138,701
       3,100   Photronics, Inc.(a)                                            52,204
       1,200   Power Integrations(a)                                          31,991
       8,200   QLogic Corp.(a)                                               410,738
       1,800   RF Micro Devices, Inc.(a)                                      10,152
     127,800   Semtech Corp.(a)                                            2,025,630
       4,200   Silicon Laboratories, Inc.(a)                                 124,950
     118,200   Skyworks Solutions, Inc.(a)                                   879,408
       2,500   Standard Microsystems Corp.(a)                                 36,975
       2,400   Teradyne, Inc.(a)                                              41,160
     172,569   Texas Instruments, Inc.                                     3,537,664
       7,200   Ultratech Stepper, Inc.(a)                                    126,936
       1,500   Varian Semiconductor Equipment Associates, Inc.(a)             41,835
      68,900   Xilinx, Inc.(a)                                             2,058,043
                                                                    ----------------
                                                                          29,459,216
-------------------------------------------------------------------------------------
Software  21.6%
       6,000   Activision, Inc.(a)                                           101,880
      14,000   Adobe Systems, Inc.                                           494,060
      93,100   Amdocs Ltd. PLC (United Kingdom)(a)                         1,816,381
       3,500   ANSYS, Inc.(a)                                                 99,925
     315,000   Ascential Software Corp.(a)                                 1,256,850
      24,100   Autodesk, Inc.                                                359,331
       2,700   Barra, Inc.(a)                                                 88,371
      82,300   BEA Systems, Inc.(a)                                          892,132
       6,600   BMC Software, Inc.(a)                                         111,936

    8                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
      16,800   Citrix Systems, Inc.(a)                              $        366,744
      19,868   Computer Associates International, Inc.                       430,539
       3,200   Compuware Corp.(a)                                             19,424
       7,400   Electronic Arts, Inc.(a)                                      507,344
       1,200   Fair, Isaac & Co., Inc.                                        66,900
       2,900   FileNET Corp.(a)                                               48,401
         800   Gerber Scientific, Inc.(a)                                      5,840
       3,100   Hyperion Solutions Corp.(a)                                    97,650
      10,500   Intuit, Inc.(a)                                               483,945
         400   Kronos, Inc.(a)                                                19,560
      11,100   Macromedia, Inc.(a)                                           223,776
       6,500   Mentor Graphics Corp.(a)                                       85,150
         600   Micros Systems, Inc.                                           17,802
     544,560   Microsoft Corp.(a)                                         13,401,622
         700   Network Associates, Inc.(a)                                     8,498
     420,600   Oracle Corp.(a)                                             5,472,006
     114,700   Parametric Technology Corp.(a)                                372,775
      12,500   PeopleSoft, Inc.(a)                                           204,500
       6,600   Progress Software Corp.(a)                                    134,838
       1,400   Radiant Systems, Inc.(a)                                        9,800
       1,900   RadiSys Corp.(a)                                               20,235
         900   Roxio, Inc.(a)                                                  6,057
      45,200   SAP AG (ADR) (Germany)                                      1,287,296
         600   Siebel Systems, Inc.(a)                                         5,634
      13,400   Sybase, Inc.(a)                                               169,510
       5,000   Symantec Corp.(a)                                             226,100
      18,000   Synopsys, Inc.(a)                                           1,103,220
       4,100   Take-Two Interactive Software, Inc.(a)                        103,525
      10,900   TALX Corp.                                                    197,508
      33,400   The Reynolds & Reynolds Co., Class A                          988,640
      37,500   THQ, Inc.(a)                                                  531,750
      77,800   TIBCO Software, Inc.(a)                                       377,330
      16,403   VERITAS Software Corp.(a)                                     455,183
       9,100   Verity, Inc.(a)                                               189,280
                                                                    ----------------
                                                                          32,859,248

    See Notes to Financial Statements                                      9

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Specialty Retail  0.8%
      61,400   Staples, Inc.(a)                                     $      1,190,546
                                                                    ----------------
               Total long-term investments (cost $165,887,813)           150,735,906
                                                                    ----------------
SHORT-TERM INVESTMENTS  1.5%
-------------------------------------------------------------------------------------
Mutual Fund
   2,223,389   Prudential Core Investment Fund - Taxable Money
                Market Series (cost $2,223,389; Note 3)                    2,223,389
                                                                    ----------------
               Total Investments, Before Outstanding Option
                Written
                (cost $168,111,202)                                      152,959,295
                                                                    ----------------
OUTSTANDING CALL OPTION WRITTEN  (0.1%)
Contracts
------------------------------------------------------------------------------------
         634   Monster Worldwide, Inc., expiring 09/20/03 @ $20
                (Premium received $93,398; Note 4)                          (126,800)
                                                                    ----------------
               Total Investments, Net of Outstanding Option
                Written  100.6%
                (cost $168,017,804; Note 5)                              152,832,495
               Liabilities in excess of other assets  (0.6%)                (942,899)
                                                                    ----------------
               Net Assets  100%                                     $    151,889,596
                                                                    ----------------
                                                                    ----------------

------------------------------
(a) Non-income producing securities.
ADR--American Depositary Receipt.
AG--Aktiengesellschaft (German Company).
PLC--Public Limited Company (British Company).

    10                                     See Notes to Financial Statements

                       This page intentionally left blank

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  May 31, 2003
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $168,111,202)                         $ 152,959,295
Cash                                                                      9,170
Receivable for investments sold                                       1,528,998
Receivable for Fund shares sold                                         185,391
Dividends and interest receivable                                        34,956
Prepaid expenses                                                            607
Foreign tax reclaim receivable                                              603
                                                                -----------------
      Total assets                                                  154,719,020
                                                                -----------------
LIABILITIES
Payable for investments purchased                                     1,559,915
Accrued expenses and other liabilities                                  666,175
Payable for Fund shares reacquired                                      290,485
Outstanding options written (premium received $93,398)                  126,800
Distribution fee payable                                                 93,749
Management fee payable                                                   92,300
                                                                -----------------
      Total liabilities                                               2,829,424
                                                                -----------------
NET ASSETS                                                        $ 151,889,596
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Common stock, at par                                           $     286,591
   Paid-in capital in excess of par                                 470,719,890
                                                                -----------------
                                                                    471,006,481
   Net investment loss                                               (1,652,174)
   Accumulated net realized loss                                   (302,279,402)
   Net unrealized depreciation on investments                       (15,185,309)
                                                                -----------------
Net assets, May 31, 2003                                          $ 151,889,596
                                                                -----------------
                                                                -----------------

    12                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  May 31, 2003
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($42,343,407 3 7,827,507 shares of common stock issued
      and outstanding)                                                    $5.41
   Maximum sales charge (5% of offering price)                              .28
                                                                -----------------
   Maximum offering price to public                                       $5.69
                                                                -----------------
                                                                -----------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($77,816,764 3 14,820,346 shares of common stock issued
      and outstanding)                                                    $5.25
                                                                -----------------
                                                                -----------------
Class C:
   Net asset value and redemption price per share
      ($27,438,957 3 5,226,511 shares of common stock issued
      and outstanding)                                                    $5.25
   Sales charge (1% of offering price)                                      .05
                                                                -----------------
   Offering price to public                                               $5.30
                                                                -----------------
                                                                -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($4,290,468 3 784,769 shares of common stock issued
      and outstanding)                                                    $5.47
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     13

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                  May 31, 2003
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $6,113)         $     271,225
                                                                -----------------
Expenses
   Management fee                                                       514,216
   Distribution fee--Class A                                             47,389
   Distribution fee--Class B                                            350,381
   Distribution fee--Class C                                            124,603
   Transfer agent's fees and expenses                                   529,000
   Reports to shareholders                                              205,000
   Custodian's fees and expenses                                         78,000
   Registration fees                                                     30,000
   Legal fees and expenses                                               18,000
   Audit fee                                                             14,000
   Directors' fees                                                        6,000
   Miscellaneous                                                          6,810
                                                                -----------------
      Total expenses                                                  1,923,399
                                                                -----------------
Net investment loss                                                  (1,652,174)
                                                                -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
      Investment transactions                                       (12,163,503)
      Options written                                                    20,481
                                                                -----------------
                                                                    (12,143,022)
                                                                -----------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                    19,428,720
      Options written                                                   (25,668)
                                                                -----------------
                                                                     19,403,052
                                                                -----------------
Net gain on investments                                               7,260,030
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   5,607,856
                                                                -----------------
                                                                -----------------

    14                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months            Year
                                                    Ended               Ended
                                                 May 31, 2003     November 30, 2002
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                           $  (1,652,174)     $  (4,156,435)
   Net realized loss on investments                (12,143,022)       (97,971,488)
   Net change in unrealized depreciation of
      investments                                   19,403,052         28,947,947
                                                --------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                      5,607,856        (73,179,976)
                                                --------------    -----------------
Fund share transactions (net of share
   conversions) (Note 6)
   Proceeds from shares sold                         9,584,930         39,968,775
   Cost of shares reacquired                       (22,339,768)       (77,539,813)
                                                --------------    -----------------
   Net decrease in net assets from Fund share
      transactions                                 (12,754,838)       (37,571,038)
                                                --------------    -----------------
Total decrease                                      (7,146,982)      (110,751,014)
NET ASSETS
Beginning of period                                159,036,578        269,787,592
                                                --------------    -----------------
End of period                                    $ 151,889,596      $ 159,036,578
                                                --------------    -----------------
                                                --------------    -----------------

    See Notes to Financial Statements                                     15

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Notes to Financial Statements (Unaudited)

      Jennison Sector Funds, Inc. (the 'Company') formerly known as Prudential Sector Funds, Inc., is registered under the Investment Company Act of 1940 as an open-end non-diversified management investment company. The Company consists of four Portfolios: Jennison Financial Services Fund, Jennison Health Sciences Fund, Jennison Utility Fund and Jennison Technology Fund (the 'Fund'). These financial statements relate to Jennison Technology Fund. The financial statements of the other Portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999. The Fund is non-diversified and its investment objective is to seek long-term capital appreciation.

      The Fund seeks to achieve this objective by investing primarily in equity securities of technology companies. Technology companies include companies that will derive a substantial portion of their sales from products or services in technology and technology-related activities.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price as provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees, in consultation with the manager or subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Notes to Financial Statements (Unaudited) Cont'd.

underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

      If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options.

      The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Written options involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains (losses) from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain
                                                                          17

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Notes to Financial Statements (Unaudited) Cont'd.

estimates by management. The Company's expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are incurred directly at the Portfolio level.

      Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

      Taxes:    For federal income tax purposes, each Portfolio in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Note 2. Agreements
The Company has a management agreement for the Fund with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors' performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. ('PIM'), and Jennison Associates LLC ('Jennison'). The subadvisory agreements provide that each subadvisor furnishes investment advisory services in connection with the management of a portion of the investment Portfolio of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM and Jennison performance of such services. PI pays for the services of PIM and Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio's assets may occur to account for market fluctuations in order to maintain the approximately equal

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Notes to Financial Statements (Unaudited) Cont'd.

allocation between the two subadvisers. Effective June 12, 2003, Jennison will replace PIM as subadvisor and 100% of the Fund's net assets will be advised by Jennison.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Fund's average daily net assets.

      The Company has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B, and Class C, Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended May 31, 2003.

      PIMS has advised the Fund that it received approximately $26,000 and $6,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended May 31, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended May 31, 2003, it received approximately $109,000 and $3,000 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

      PI, PIM, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended May 31, 2003, the amount of the commitment was $800 million and allows the Funds to increase the commitment to $1 billion. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated total funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The
                                                                          19

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Notes to Financial Statements (Unaudited) Cont'd.

expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2003.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended May 31, 2003, the Fund incurred fees of approximately $343,000 for the services of PMFS. As of May 31, 2003, approximately $55,000 of such fees were due to PMFS. Transfer agent's fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $67,000 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $62,000 for the six months ended May 31, 2003. As of May 31, 2003, approximately $9,800 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended May 31, 2003, the Fund earned income of approximately $12,800 from the Series by investing its excess cash.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2003, were $76,087,526 and $89,955,040, respectively.

      Transactions in options written during the six months ended May 31, 2003 were as follows:

                                                         Number of          Premiums
                                                         Contracts          Received
                                                         ----------         ---------
Options outstanding as of November 30, 2002                   209            $20,481
Options written                                               634             93,398
Options expired                                              (209)           (20,481)
                                                         ----------         ---------
Options outstanding as of May 31, 2003                        634            $93,398
                                                         ----------         ---------
                                                         ----------         ---------

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 5. Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2002 of approximately $272,548,000, of which $172,632,000 expires in 2009 and $99,916,000 expires in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Fund has elected to treat net capital losses of approximately $2,616,000 incurred in the one month ended November 30, 2002 as having been incurred in the current fiscal year.

      The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of May 31, 2003 were as follows:

   Tax Basis                                               Other Cost       Net Unrealized
of Investments      Appreciation       Depreciation     Basis Adjustment     Depreciation
---------------   ----------------   ----------------   ----------------   ----------------
 $170,739,342       $18,146,246        $35,926,293         $(33,402)        $(17,813,449)

      The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 400 million shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares          Amount
-----------------------------------------------------------  -----------    ------------
Six months ended May 31, 2003:
Shares sold                                                      988,432    $  4,736,768
Shares reacquired                                             (1,879,195)     (8,928,490)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (890,763)     (4,191,722)
Shares reacquired upon conversion from Class B                   206,247         940,120
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                   (684,516)   $ (3,251,602)
                                                             -----------    ------------
                                                             -----------    ------------

                                                                          21

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class A                                                        Shares          Amount
-----------------------------------------------------------  -----------    ------------
Year ended November 30, 2002:
Shares sold                                                    3,647,321    $ 20,984,065
Shares reacquired                                             (5,491,281)    (30,713,036)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,843,960)     (9,728,971)
Shares reacquired upon conversion from Class B                   393,999       2,358,057
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                 (1,449,961)   $ (7,370,914)
                                                             -----------    ------------
                                                             -----------    ------------
Class B
-----------------------------------------------------------
Six months ended May 31, 2003:
Shares sold                                                      640,885    $  2,960,064
Shares reacquired                                             (1,685,174)     (7,651,447)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,044,289)     (4,691,383)
Shares reacquired upon conversion into Class A                  (211,825)       (940,120)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                 (1,256,114)   $ (5,631,503)
                                                             -----------    ------------
                                                             -----------    ------------
Year ended November 30, 2002:
Shares sold                                                    1,853,900    $ 10,757,432
Shares reacquired                                             (5,297,807)    (28,312,287)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (3,443,907)    (17,554,855)
Shares reacquired upon conversion into Class A                  (402,598)     (2,358,057)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                 (3,846,505)   $(19,912,912)
                                                             -----------    ------------
                                                             -----------    ------------
Class C
-----------------------------------------------------------
Six months ended May 31, 2003:
Shares sold                                                      280,316    $  1,294,062
Shares reacquired                                               (779,272)     (3,534,822)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                   (498,956)   $ (2,240,760)
                                                             -----------    ------------
                                                             -----------    ------------
Year ended November 30, 2002:
Shares sold                                                      754,925    $  4,360,793
Shares reacquired                                             (2,362,640)    (12,853,626)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                 (1,607,715)   $ (8,492,833)
                                                             -----------    ------------
                                                             -----------    ------------
Class Z
-----------------------------------------------------------
Six months ended May 31, 2003:
Shares sold                                                      121,769    $    592,150
Shares reacquired                                               (473,835)     (2,223,123)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                   (352,066)   $ (1,630,973)
                                                             -----------    ------------
                                                             -----------    ------------
Year ended November 30, 2002:
Shares sold                                                      662,655    $  3,866,485
Shares reacquired                                               (969,396)     (5,660,864)
                                                             -----------    ------------
Net increase (decrease) in shares outstanding                   (306,741)   $ (1,794,379)
                                                             -----------    ------------
                                                             -----------    ------------

                                                        SEMIANNUAL REPORT
                                                        MAY 31, 2003


            JENNISON
            JENNISON TECHNOLOGY FUND
--------------------------------------------------------------------------------


                                                        FINANCIAL HIGHLIGHTS

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   5.15
                                                                  ----------------
Income/loss from investment operations
Net investment loss                                                      (0.05)
Net realized and unrealized gain (loss) on investment
   transactions                                                           0.31
                                                                  ----------------
   Total from investment operations                                       0.26
                                                                  ----------------
Less distributions
Distributions from net realized gain on investments                         --
                                                                  ----------------
Net asset value, end of period                                        $   5.41
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           5.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 42,343
Average net assets (000)                                              $ 38,016
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(e)                                                             2.29%(c)
   Expenses, excluding distribution and service (12b-1) fees              2.04%(c)
   Net investment loss                                                   (1.89)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  55%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Net of management fee waiver.
(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

    24                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Financial Highlights (Unaudited) Cont'd.

                                      Class A
-----------------------------------------------------------------------------------
                 Year Ended November 30,                         June 30, 1999(b)
----------------------------------------------------------           Through
      2002                 2001                 2000            November 30, 1999
-----------------------------------------------------------------------------------
    $   7.07             $  11.72             $  13.44               $  10.00
    --------             --------         ----------------           --------
       (0.10)               (0.07)               (0.11)(d)              (0.04)(d)
       (1.82)               (3.36)               (1.53)                  3.80
    --------             --------         ----------------           --------
       (1.92)               (3.43)               (1.64)                  3.76
    --------             --------         ----------------           --------
          --                (1.22)               (0.08)                 (0.32)
    --------             --------         ----------------           --------
    $   5.15             $   7.07             $  11.72               $  13.44
    --------             --------         ----------------           --------
    --------             --------         ----------------           --------
      (27.16)%             (33.35)%             (12.39)%                37.59%
    $ 43,808             $ 70,417             $107,924               $ 65,991
    $ 54,459             $ 86,366             $137,874               $ 46,443
        1.86%                1.53%                1.08%(d)               1.47%(c)(d)
        1.61%                1.28%                0.83%(d)               1.22%(c)(d)
       (1.57)%              (0.85)%              (0.74)%(d)             (1.00)%(c)(d)
         164%                 154%                 151%                    38%

    See Notes to Financial Statements                                     25

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   5.01
                                                                  ----------------
Income/loss from investment operations
Net investment loss                                                      (0.06)
Net realized and unrealized gain (loss) on investment
   transactions                                                           0.30
                                                                  ----------------
   Total from investment operations                                       0.24
                                                                  ----------------
Less distributions
Distributions from net realized gain on investments                         --
                                                                  ----------------
Net asset value, end of period                                        $   5.25
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           4.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 77,817
Average net assets (000)                                              $ 70,269
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              3.04%(c)
   Expenses, excluding distribution and service (12b-1) fees              2.04%(c)
   Net investment loss                                                   (2.64)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Net of management fee waiver.

    26                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Financial Highlights (Unaudited) Cont'd.

                                      Class B
-----------------------------------------------------------------------------------
                 Year Ended November 30,                         June 30, 1999(b)
----------------------------------------------------------           Through
      2002                 2001                 2000            November 30, 1999
-----------------------------------------------------------------------------------
    $   6.94             $  11.60            $    13.40              $  10.00
----------------     ----------------     ----------------         ----------
       (0.15)               (0.14)                (0.23)(d)             (0.06)(d)
       (1.78)               (3.30)                (1.49)                 3.78
----------------     ----------------     ----------------         ----------
       (1.93)               (3.44)                (1.72)                 3.72
----------------     ----------------     ----------------         ----------
          --                (1.22)                (0.08)                (0.32)
----------------     ----------------     ----------------         ----------
    $   5.01             $   6.94            $    11.60              $  13.40
----------------     ----------------     ----------------         ----------
----------------     ----------------     ----------------         ----------
      (27.81)%             (33.83)%              (13.03)%               37.19%
    $ 80,613             $138,220            $  230,357              $155,801
    $101,549             $170,790            $  306,603              $ 97,787
        2.61%                2.28%                 1.83%(d)              2.22%(c)(d)
        1.61%                1.28%                 0.83%(d)              1.22%(c)(d)
       (2.32)%              (1.59)%               (1.49)%(d)            (1.75)%(c)(d)

    See Notes to Financial Statements                                     27

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   5.01
                                                                  ----------------
Income/loss from investment operations
Net investment loss                                                      (0.06)
Net realized and unrealized gain (loss) on investment
   transactions                                                           0.30
                                                                  ----------------
   Total from investment operations                                       0.24
                                                                  ----------------
Less distributions
Distributions from net realized gain on investments                         --
                                                                  ----------------
Net asset value, end of period                                        $   5.25
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           4.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 27,439
Average net assets (000)                                              $ 24,989
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              3.04%(c)
   Expenses, excluding distribution and service (12b-1) fees              2.04%(c)
   Net investment loss                                                   (2.64)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Net of management fee waiver.

    28                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Financial Highlights (Unaudited) Cont'd.

                                      Class C
-----------------------------------------------------------------------------------
                 Year Ended November 30,                         June 30, 1999(b)
----------------------------------------------------------           Through
      2002                 2001                 2000            November 30, 1999
-----------------------------------------------------------------------------------
    $   6.94             $  11.60             $  13.40               $  10.00
    --------             --------         ----------------           --------
       (0.15)               (0.14)               (0.23)(d)              (0.07)(d)
       (1.78)               (3.30)               (1.49)                  3.79
    --------             --------         ----------------           --------
       (1.93)               (3.44)               (1.72)                  3.72
    --------             --------         ----------------           --------
          --                (1.22)               (0.08)                 (0.32)
    --------             --------         ----------------           --------
    $   5.01             $   6.94             $  11.60               $  13.40
    --------             --------         ----------------           --------
    --------             --------         ----------------           --------
      (27.81)%             (33.83)%             (13.03)%                37.19%
    $ 28,710             $ 50,876             $ 83,717               $ 66,353
    $ 36,790             $ 63,088             $111,334               $ 46,510
        2.61%                2.28%                1.83%(d)               2.22%(c)(d)
        1.61%                1.28%                0.83%(d)               1.22%(c)(d)
       (2.31)%              (1.59)%              (1.49)%(d)             (1.75)%(c)(d)

    See Notes to Financial Statements                                     29

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   5.20
                                                                  ----------------
Income/loss from investment operations
Net investment loss                                                      (0.04)
Net realized and unrealized gain (loss) on investment
   transactions                                                           0.31
                                                                  ----------------
   Total from investment operations                                       0.27
                                                                  ----------------
Less distributions
Distributions from net realized gain on investments                         --
                                                                  ----------------
Net asset value, end of period                                        $   5.47
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           5.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $  4,290
Average net assets (000)                                              $  4,228
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              2.04%(c)
   Expenses, excluding distribution and service (12b-1) fees              2.04%(c)
   Net investment loss                                                   (1.67)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of investment operations.
(c) Annualized.
(d) Net of management fee waiver.

    30                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Technology Fund
             Financial Highlights (Unaudited) Cont'd.

                                      Class Z
-----------------------------------------------------------------------------------
                 Year Ended November 30,                         June 30, 1999(b)
----------------------------------------------------------           Through
      2002                 2001                 2000            November 30, 1999
-----------------------------------------------------------------------------------
    $   7.12             $  11.76             $  13.46               $  10.00
    --------             --------             --------               --------
       (0.08)               (0.05)               (0.08)(d)              (0.03)(d)
       (1.84)               (3.37)               (1.54)                  3.81
    --------             --------             --------               --------
       (1.92)               (3.42)               (1.62)                  3.78
    --------             --------             --------               --------
          --                (1.22)               (0.08)                 (0.32)
    --------             --------             --------               --------
    $   5.20             $   7.12             $  11.76               $  13.46
    --------             --------             --------               --------
    --------             --------             --------               --------
      (26.97)%             (33.14)%             (12.23)%                37.79%
    $  5,906             $ 10,274             $ 16,386               $ 12,711
    $  7,193             $ 12,330             $ 21,704               $  8,743
        1.61%                1.28%                0.83%(d)               1.22%(c)(d)
        1.61%                1.28%                0.83%(d)               1.22%(c)(d)
       (1.32)%              (0.58)%              (0.49)%(d)             (0.75)%(c)(d)

    See Notes to Financial Statements                                     31
                                      www.jennisondryden.com    (800) 225-1852

FOR MORE INFORMATION

JennisonDryden Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Maria G. Master, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
Class A         PTYAX    476294889
Class B         PTYBX    476294871
Class C         PTYCX    476294863
Class Z         PTFZX    476294855

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

MUTUAL FUNDS:

 ARE NOT INSURED BY THE FDIC OR ANY FEDERAL    MAY LOSE VALUE    ARE NOT A DEPOSIT OF OR GUARANTEED BY
 GOVERNMENT AGENCY                                               ANY BANK OR ANY BANK AFFILIATE

(LOGO)


Fund Symbols    Nasdaq      CUSIP
------------    ------      -----
Class A         PTYAX     476294889
Class B         PTYBX     476294871
Class C         PTYCX     476294863
Class Z         PTFZX     476294855

MF188E6    IFS-A081658

                                          SEMIANNUAL REPORT
                                          MAY 31, 2003

                                          JENNISON
                                          UTILITY FUND

(Formerly known as Prudential Utility Fund)

FUND TYPE
Sector stock

OBJECTIVE
Total return through capital
appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of
The Prudential Insurance Company of America.         (LOGO)

Jennison Sector Funds, Inc.    Jennison Utility Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Jennison Utility Fund
(the Fund) is total return through a combination of capital appreciation and current income.

    Cumulative Total Returns1                           As of 5/31/03

                             Six Months  One Year  Five Years  Ten Years  Since Inception2
Class A                        16.77%     -4.42%     1.42%      107.45%      200.08%
Class B                        16.21      -5.19     -2.29        92.38     1,273.50
Class C                        16.21      -5.19     -2.29         N/A         87.22
Class Z                        16.89      -4.17      2.71         N/A         69.21
S&P 500 Index3                  3.86      -8.07     -5.26       157.72          ***
S&P Utility TR Index4          20.95     -11.99     -9.77        46.60         ****
Lipper Utility Funds Avg.5     12.28      -6.51     -4.11        75.21        *****

    Average Annual Total Returns1                       As of 6/30/03

                             One Year  Five Years  Ten Years  Since Inception2
Class A                        0.87%    -0.82%       6.72%         8.18%
Class B                        0.42     -0.66        6.47         12.76
Class C                        3.37     -0.74         N/A          7.28
Class Z                        6.55      0.46         N/A          7.58
S&P 500 Index3                 0.25     -1.61       10.04           ***
S&P Utility TR Index4         -4.19     -2.55        3.65          ****
Lipper Utility Funds Avg.5     1.18     -1.11        5.46         *****

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase, and a 12b-1 fee of 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1.00% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 1/22/90; Class B, 8/10/81; Class C,
8/1/94; and Class Z, 3/1/96. 3The Standard & Poor's
500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed. 4The Standard &
Poor's 500 Utility Total Return Index (S&P Utility TR
Index) is an unmanaged market
                                        www.jennisondryden.com (800) 225-1852

Semiannual Report    May 31, 2003

capitalization-weighted index of natural gas and electric companies. 5The Lipper Utility Funds Average
(Lipper Average) represents returns based on the average return of all mutual funds in the Lipper
Utility Funds category for the periods noted. Funds in the Lipper Average invest primarily in utility shares. Investors cannot invest directly in an index.
The returns for the S&P 500 Index, S&P Utility TR
Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***S&P 500
Index Closest Month-End to Inception cumulative total returns as of 5/31/03 are 292.72% for Class A, 1302.43% for Class B, 145.37% for Class C, and 68.38%
for Class Z. S&P 500 Index Closest Month-End to
Inception average annual total returns as of 6/30/03
are 10.84% for Class A, 12.87% for Class B, 10.75% for Class C, and 7.55% for Class Z. ****S&P Utility
TR Index Closest Month-End to Inception cumulative total returns as of 5/31/03 are 124.46% for Class A, 132.05% for Class B (since 9/11/89, the inception of the S&P Utility TR Index), 63.90% for Class C, and
23.71% for Class Z. S&P Utility TR Index Closest
Month-End to Inception average annual total returns as of 6/30/03 are 6.30% for Class A, 6.39% for Class
B (since 9/11/89, the inception of the S&P Utility TR
Index), 5.83% for Class C, and 3.10% for Class Z.
*****Lipper Average Closest Month-End to Inception cumulative total returns as of 5/31/03 are 165.97% for Class A, 935.32% for Class B, 80.94% for Class C, and 42.63% for Class Z. Lipper Average Closest Month-
End to Inception average annual total returns as of 6/30/03 are 7.61% for Class A, 11.27% for Class B,
6.94% for Class C, and 5.03% for Class Z.

Top Five Industries

Expressed as a percentage of net assets as of 5/31/03.

    31.7%   Electric Utilities
    17.5    Multi-Utilities
    16.4    Diversified Telecommunication Services
    10.6    Gas Utilities
     9.2    Oil & Gas
Industries are subject to change.

Five Largest Holdings

Expressed as a percentage of net assets as of 5/31/03.

    3.8%  BellSouth Corp.
          Diversified Telecommunication Services
    3.6   SBC Communications, Inc.
          Diversified Telecommunication Services
    3.2   Verizon Communications, Inc.
          Diversified Telecommunication Services
    2.9   Equitable Resources, Inc.
          Multi-Utilities
    2.7   Questar Corp.
          Multi-Utilities
Holdings are subject to change.

                                      July 15, 2003

DEAR SHAREHOLDER,
Stock markets in the United States and abroad posted their best quarterly gains in 4 1/2 years in June 2003 and the U.S. bond market rally continued. This has encouraged a sense of cautious optimism among investors. We welcome these developments, but regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.

Whether you are investing for your retirement, your children's education, or some other goal, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Jennison Sector Funds, Inc. in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Jennison Sector Funds, Inc./Jennison Utility Fund

                                          SEMIANNUAL REPORT
                                          MAY 31, 2003


JENNISON
UTILITY FUND
--------------------------------------------


                                          FINANCIAL STATEMENTS

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited)

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.7%
COMMON STOCKS  96.6%
-------------------------------------------------------------------------------------
Diversified Telecommunication Services  16.4%
  3,540,600   BellSouth Corp.                                     $     93,861,306
  1,895,000   CenturyTel, Inc.                                          63,804,650
  1,523,200   Deutsche Telekom AG (Germany)                             22,805,935
  1,259,000   France Telecom SA (France)(b)                             31,111,026
    111,222   Hellenic Telecommunications Organization SA
               (Greece)                                                  1,174,707
  3,552,750   SBC Communications, Inc.                                  90,453,015
  2,774,900   Telecom Italia SpA (Italy)                                25,652,662
     75,000   TELUS Corp. (Canada)                                       1,185,102
  2,098,438   Verizon Communications, Inc.                              79,425,878
                                                                  ----------------
                                                                       409,474,281
-------------------------------------------------------------------------------------
Electric Utilities  31.7%
  3,859,200   Allegheny Energy, Inc.(b)                                 33,536,448
 12,435,500   British Energy PLC (United Kingdom)                        1,014,610
    815,385   Cinergy Corp.                                             30,935,707
  1,849,400   Cleco Corp.                                               32,179,560
  1,773,500   Constellation Energy Group, Inc.                          58,791,525
    972,000   Dominion Resources, Inc.                                  61,236,000
  1,786,400   DPL, Inc.                                                 29,207,640
    271,354   DTE Energy Co.                                            11,757,769
  1,095,000   Entergy Corp.                                             56,600,550
    513,700   Exelon Corp.                                              29,435,010
  1,295,279   FirstEnergy Corp.                                         47,679,220
    411,700   FPL Group, Inc.                                           27,365,699
  2,605,300   PG&E Corp.(a)(b)                                          44,290,100
  1,381,300   Pinnacle West Capital Corp.                               52,296,018
  1,790,700   PNM Resources, Inc.                                       47,543,085
  1,410,300   PPL Corp.                                                 57,032,532
    541,700   Progress Energy, Inc.                                     25,486,985
    980,200   Public Service Enterprise Group, Inc.                     41,883,946
    550,000   Puget Energy, Inc.                                        12,897,500
  2,944,800   TXU Corp.(b)                                              59,602,752
  1,722,340   Unisource Energy Corp.(b)                                 32,466,109
                                                                  ----------------
                                                                       793,238,765

    4                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.       Jennison Utility Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Energy Equipment & Services  2.6%
    553,300   BJ Services Co.(a)                                  $     22,524,843
    509,600   Smith International, Inc.(a)(b)                           20,837,544
    482,700   Weatherford International, Ltd.(a)                        21,890,445
                                                                  ----------------
                                                                        65,252,832
-------------------------------------------------------------------------------------
Gas Utilities  10.6%
  1,750,992   KeySpan Corp.                                             61,669,938
  1,138,575   Kinder Morgan, Inc.                                       58,124,254
    257,179   Kinder Morgan Management, LLC(a)                           9,127,298
  2,892,536   NiSource, Inc.                                            56,722,631
  2,325,600   Sempra Energy                                             63,419,112
    276,200   Southern Union Co.(a)                                      4,502,060
    371,400   WGL Holdings, Inc.                                        10,310,064
                                                                  ----------------
                                                                       263,875,357
-------------------------------------------------------------------------------------
Metals & Mining  2.9%
  1,490,900   Arch Coal, Inc.                                           33,709,249
    770,600   Cameco Corp. (Canada)                                     22,658,434
    467,000   Peabody Energy Corp.                                      15,340,950
                                                                  ----------------
                                                                        71,708,633
-------------------------------------------------------------------------------------
Multi-Utilities  17.5%
  8,003,300   Aquila, Inc.                                              22,169,141
  1,502,700   Avista Corp.                                              21,112,935
  5,332,700   Dynegy, Inc., Class A(a)(b)                               26,556,846
  2,841,700   Energy East Corp.                                         60,471,376
  1,813,200   Equitable Resources, Inc.                                 72,999,432
  7,553,080   Mirant Corp.(a)(b)                                        26,133,657
  1,750,000   ONEOK, Inc.(b)                                            35,647,500
  2,091,800   Questar Corp.                                             67,523,304
  6,925,000   Reliant Resources, Inc.(a)                                46,397,500
    853,300   RWE AG (Germany)(b)                                       24,779,092
    353,500   SCANA Corp.                                               11,902,345
    872,500   Vectren Corp.                                             21,568,200
                                                                  ----------------
                                                                       437,261,328

    See Notes to Financial Statements                                      5

       Jennison Sector Funds, Inc.       Jennison Utility Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Oil & Gas  9.2%
    372,750   Apache Corp.                                        $     24,571,680
    477,900   Eni SpA, ADR (Italy)(b)                                   38,824,596
    632,600   Kerr-McGee Corp.                                          30,099,108
  1,723,200   Pioneer Natural Resources Co.(a)                          46,078,368
  2,352,600   Suncor Energy, Inc. (Canada)                              43,307,164
  1,173,200   Western Gas Resources, Inc.                               46,329,668
                                                                  ----------------
                                                                       229,210,584
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  5.7%
  1,465,100   America Movil SA de CV, ADR (Mexico), Ser. L              26,752,726
  3,306,500   AT&T Wireless Services, Inc.(a)                           25,691,505
    564,799   Millicom International Cellular SA
               (Luxemburg)(a)(b)                                        11,267,740
  2,248,100   Vodafone Group PLC, ADR (United Kingdom)(b)               49,255,871
  2,755,500   Western Wireless Corp., Class A(a)(b)                     29,456,295
                                                                  ----------------
                                                                       142,424,137
                                                                  ----------------
              Total common stocks                                    2,412,445,917
                                                                  ----------------

CORPORATE BONDS  1.1%
                 Principal
Moody's          Amount
Rating           (000)            Description                           Value (Note 1)
----------------------------------------------------------------------------------------------
                                  Alabama Power Co.,
A2               $      500        5.35%, 11/15/03                               509,087
                                  Appalachian Power Co., Ser. C,
Baa2                  1,000        6.60%, 5/1/09                               1,158,769
                                  Arizona Public Service Co.,
Baa1                  1,000        6.25%, 1/15/05                              1,063,460
                                  Carolina Power & Light Co.,
A3                    1,000        5.95%, 3/1/09                               1,133,664
                                  CenturyTel, Inc., Ser. F,
Baa2                    500        6.30%, 1/15/08                                566,494
                                  Cleveland Electric Illumination
                                   Co., Ser. D,
Baa2                    500        7.43%, 11/1/09                                591,400
                                  Consolidated Edison, Inc.,
A1                    1,000        7.625%, 3/1/04                              1,044,197

    6                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.       Jennison Utility Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)              Description                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                  Florida Power Corp.,
A1             $        500        6.00%, 7/1/03                   $        506,381
                                  GTE Corp.,
A3                    1,000        7.51%, 4/1/09                          1,204,325
                                  Gulf States Utilities Co.,
Baa3                  1,000        8.25%, 4/1/04                          1,052,088
                                  Hydro-Quebec, Ser. IU,
A1                      500        7.50%, 4/1/16 (Canada)                   668,088
                                  Indiana Bell Telephone Co.,
                                   Inc.,
Aa3                   1,000        7.30%, 8/15/26                         1,255,384
                                  New Jersey Bell Telephone Co.,
Aa3                   1,000        8.00%, 6/1/22                          1,270,192
                                  New York Telephone Co.,
A2                      500        6.00%, 4/15/08                           564,336
                                  Niagara Mohawk Power Corp.,
                                   Ser. G,
Baa3                  1,000        7.75%, 10/1/08                         1,208,337
                                  Northern States Power Co.,
A3                    1,000        6.50%, 3/1/28                          1,140,130
                                  Pacific Bell Co.,
A1                    1,000        6.625%, 11/1/09                        1,187,656
                                  Pennsylvania Electric Co.,
                                   Ser. B,
A2                    1,000        6.125%, 4/1/09                         1,110,019
                                  Public Service Co. of
                                   Colorado,
                                   Ser. A,
Baa2                  1,000        6.875%, 7/15/09                        1,156,259
                                  Public Service Co. of New
                                   Mexico,
                                   Ser. A,
Baa3                    500        7.10%, 8/1/05                            544,094
                                  Puget Sound Energy, Inc., MTN,
                                   Ser. B,
Baa2                  1,000        6.46%, 3/9/09                          1,129,112
                                  Southern Investment UK PLC,
                                   6.80%, 12/1/06 (United
Baa2                    500        Kingdom)                                 535,541
                                  Tampa Electric Co.,
A3                    1,000        7.75%, 11/1/22                         1,022,028

    See Notes to Financial Statements                                      7

       Jennison Sector Funds, Inc.       Jennison Utility Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

               Principal
Moody's        Amount
Rating         (000)              Description                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                  Telecomunicaciones de Puerto
                                   Rico,
Baa1           $      1,000        6.65%, 5/15/06                  $      1,100,270
                                  Texas Utilities Electric Co.,
Baa1                  1,000        8.25%, 4/1/04                          1,051,314
                                  United Utilities PLC,
                                   6.45%, 4/1/08 (United
A3                      500        Kingdom)                                 556,015
                                  Wisconsin Electric Power Co.,
Aa3                   1,000        6.625%, 11/15/06                       1,134,301
                                  Wisconsin Gas Co.,
Aa2                     535        5.50%, 1/15/09                           586,034
                                  Wisconsin Power & Light Co.,
A2                      500        5.70%, 10/15/08                          548,597
                                                                   ----------------
                                  Total corporate bonds                  26,597,572
                                                                   ----------------
U.S. GOVERNMENT SECURITIES
                                  United States Treasury Notes,
                      1,000        5.75%, 8/15/03                         1,009,453
                                                                   ----------------
                                  Total long-term investments
                                   (cost $1,999,784,504)              2,440,052,942
                                                                   ----------------
SHORT-TERM INVESTMENT  9.8%

Shares         Description        Value (Note 1)
------------------------------------------------------------------------------------------
Mutual Fund
   244,869,152   Prudential Core Investment Fund-Taxable Money
                  Market Series, (Note 3)(c)
                  (cost $244,869,152)                                    244,869,152
                                                                    ----------------
                 Total Investments  107.5%
                  (cost $2,244,653,656; Note 5)                        2,684,922,094
                 Liabilities in excess of other assets (7.5%)           (186,423,327)
                                                                    ----------------
                 Net Assets  100%                                   $  2,498,498,767
                                                                    ----------------
                                                                    ----------------

    8                                      See Notes to Financial Statements

       Jennison Sector Funds, Inc.       Jennison Utility Fund
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

(a) Non-income producing security.
(b) Securities, or portion thereof, on loan. (Note 4)
(c) Represents security, or portion thereof, purchased with cash collateral received for securities on loan. (Note 4)
ADR--American Depository Receipt.
MTN--Medium Term Note.

    See Notes to Financial Statements                                      9

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                   May 31, 2003
--------------------------------------------------------------------------------------
ASSETS
Investments, at value including securities on loan of
   $179,204,409
   (cost $2,244,653,656)                                          $2,684,922,094
Foreign currency, at value (cost $932,720)                               937,640
Dividends and interest receivable                                      4,646,537
Receivable for Fund shares sold                                        1,770,305
Receivable for investments sold                                        1,420,503
Tax reclaim receivable                                                   430,456
Receivable for securities lending                                        340,276
Prepaid expenses                                                          64,024
                                                                  --------------
      Total assets                                                 2,694,531,835
                                                                  --------------
LIABILITIES
Payable to broker for collateral for securities on loan              187,613,774
Payable for investments purchased                                      3,278,357
Payable for Fund shares reacquired                                     2,410,178
Accrued expenses                                                         987,123
Management fee payable                                                   905,159
Distribution fee payable                                                 694,821
Payable to securities lending agent                                       85,069
Payable to custodian                                                      35,009
Deferred directors' fees                                                  23,578
                                                                  --------------
      Total liabilities                                              196,033,068
                                                                  --------------
NET ASSETS                                                        $2,498,498,767
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Common stock, at par                                           $    3,083,361
   Paid-in capital in excess of par                                2,494,476,066
                                                                  --------------
                                                                   2,497,559,427
   Undistributed net investment income                                 9,215,751
   Accumulated net realized loss on investments                     (448,551,324)
   Net unrealized appreciation on investments and foreign
      currencies                                                     440,274,913
                                                                  --------------
Net assets, May 31, 2003                                          $2,498,498,767
                                                                  --------------
                                                                  --------------

    10                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                   May 31, 2003
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($2,119,438,623 / 261,521,791 shares of common stock
      issued and outstanding)                                              $8.10
   Maximum sales charge (5% of offering price)                               .43
                                                                  --------------
   Maximum offering price to public                                        $8.53
                                                                  --------------
                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per
      share ($300,419,191 / 37,112,705 shares of common stock
      issued and outstanding)                                              $8.09
                                                                  --------------
                                                                  --------------
Class C:
   Net asset value and redemption price per share
      ($33,557,468 / 4,145,585 shares of common stock issued
      and outstanding)                                                     $8.09
   Sales charge (1% of offering price)                                       .08
                                                                  --------------
   Offering price to public                                                $8.17
                                                                  --------------
                                                                  --------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($45,083,485 / 5,556,053 shares of common stock
      issued and outstanding)                                              $8.11
                                                                  --------------
                                                                  --------------

    See Notes to Financial Statements                                     11

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                   May 31, 2003
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $277,374)        $ 33,476,441
   Interest                                                             873,944
   Income from securities loaned, net                                   495,899
                                                                   ------------
      Total income                                                   34,846,284
                                                                   ------------
Expenses
   Management fee                                                     5,084,619
   Distribution fee--Class A                                          2,354,580
   Distribution fee--Class B                                          1,373,677
   Distribution fee--Class C                                            151,193
   Transfer agent's fees and expenses                                 1,830,000
   Reports to shareholders                                              283,000
   Custodian's fees and expenses                                        184,000
   Registration fees                                                     32,000
   Audit fees                                                            17,000
   Directors' fees                                                       17,000
   Legal fees and expenses                                               17,000
   Miscellaneous                                                         70,287
                                                                   ------------
      Total expenses                                                 11,414,356
                                                                   ------------
Net investment income                                                23,431,928
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                           20,575,357
   Foreign currency transactions                                       (145,852)
                                                                   ------------
                                                                     20,429,505
                                                                   ------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                      313,907,327
   Foreign currencies                                                     5,578
                                                                   ------------
                                                                    313,912,905
                                                                   ------------
Net gain on investments and foreign currencies                      334,342,410
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $357,774,338
                                                                   ------------
                                                                   ------------

    12                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months            Year
                                                   Ended               Ended
                                                May 31, 2003     November 30, 2002
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income                         $   23,431,928     $    56,151,746
 Net realized gain (loss) on investments and
   foreign currency transactions                   20,429,505        (360,562,051)
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currencies                                     313,912,905        (518,908,700)
                                               --------------    -----------------
 Net increase (decrease) in net assets
   resulting from operations                      357,774,338        (823,319,005)
                                               --------------    -----------------
Dividends and distributions (Note 1):
 Dividends from net investment income
   Class A                                        (22,111,744)        (51,570,448)
   Class B                                         (2,274,790)         (5,188,560)
   Class C                                           (249,236)           (523,965)
   Class Z                                           (517,322)         (1,240,114)
                                               --------------    -----------------
                                                  (25,153,092)        (58,523,087)
                                               --------------    -----------------
 Distributions from net realized capital
   gains
   Class A                                                 --          (4,822,335)
   Class B                                                 --            (848,201)
   Class C                                                 --             (78,406)
   Class Z                                                 --            (103,263)
                                               --------------    -----------------
                                                           --          (5,852,205)
                                               --------------    -----------------
Fund share transactions (net of share
 conversions)
 (Note 6):
 Net proceeds from shares sold                     43,238,840         139,097,306
 Net asset value of shares issued in
   reinvestment of dividends and
   distributions                                   22,813,903          58,591,663
 Cost of shares reacquired                       (191,821,007)       (632,038,806)
                                               --------------    -----------------
 Net decrease in net assets from Fund share
   transactions                                  (125,768,264)       (434,349,837)
                                               --------------    -----------------
Total increase (decrease)                         206,852,982      (1,322,044,134)
NET ASSETS
Beginning of period                             2,291,645,785       3,613,689,919
                                               --------------    -----------------
End of period(a)                               $2,498,498,767     $ 2,291,645,785
                                               --------------    -----------------
                                               --------------    -----------------
------------------------------
(a) Includes undistributed net investment
income of:                                     $    9,215,751     $    10,936,915
                                               --------------    -----------------

    See Notes to Financial Statements                                     13

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Notes to Financial Statements (Unaudited)

      Jennison Sector Funds, Inc. (the 'Company'), formerly known as Prudential Sector Funds, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of four
Portfolios: Jennison Financial Services Fund, Jennison Technology Fund, Jennison Health Sciences Fund and Jennison Utility Fund (the 'Fund'), formerly known as Prudential Utility Fund. These financial statements relate to Jennison Utility Fund. The financial statements of the other Portfolios are not presented herein. Subsequent to December 31, 1998, the Company changed its fiscal year-end to November 30.

      The Fund is non-diversified and its investment objective is to seek total return through a combination of income and capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity and debt securities of utility companies. Utility companies include electric, gas, gas pipeline, telephone, telecommunications, water, cable, airport, seaport and toll road companies. The ability of issuers of certain debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager,') in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker (if available, otherwise a principal market maker or a primary market dealer). Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the Manager or subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Directors, in consultation with the Manager or subadviser.

      Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Short-term securities which mature in more than 60 days are valued based on current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade date and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Notes to Financial Statements (Unaudited) Cont'd.

period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income, including amortization of premium and accretion discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in-capital when they arise.

      Securities Lending:    The Fund may lend its portfolio securities to
qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, in the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Taxes:    For federal income tax purposes, each portfolio in the Company is treated as a separate taxpaying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's rules and rates. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Note 2. Agreements
The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC ('Jennison'). The subadvisory agreement provides that Jennison furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund's average daily net assets up to $250 million, .50 of 1% of the next $500 million, .45 of 1% of the next $750 million, ..40 of 1% of the next $500 million, .35 of 1% of the next $2 billion, .325 of 1% of the next $2 billion and .30 of 1% of the average daily net assets of the Fund in excess of $6 billion.

      The Company has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, B, and C Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended May 31, 2003.
                                                                          17

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      PIMS has advised the Fund that it received approximately $179,800 and $10,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended May 31, 2003. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it received approximately $256,400 and $8,100 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively, during the six months ended May 31, 2003.

      PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2003.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company's transfer agent. During the six months ended May 31, 2003, the Fund incurred fees of approximately $1,343,000 for the services of PMFS. As of May 31, 2003, approximately $215,000 of such fees were due to PMFS.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $114,100 in total networking fees, of which the amount paid to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $104,600 for the six months ended May 31, 2003. As of May 31, 2003, approximately $16,700 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      PSI was the securities lending agent for the Fund for the period ended May 31, 2003. For such period, PSI has been compensated approximately $165,300 for

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Notes to Financial Statements (Unaudited) Cont'd.

these services of which approximately $85,100 is payable at period end. Effective July 1, 2003, Prudential Investment Management, Inc., an indirect wholly-owned subsidiary of Prudential, is the Fund's securities lending agent.

      Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended May 31, 2003, the Fund earned income from the Series of approximately $316,300 and $495,900, respectively, by investing its excess cash and collateral received from securities lending.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2003, were $427,764,471 and $552,754,765, respectively.

      As of May 31, 2003, the Fund had securities on loan with an aggregate market value of $179,204,409. The Fund received $187,613,774 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

Note 5. Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2002 of approximately $445,863,200, of which $423,869,100 expires in 2010. The remaining amount resulted from when the Fund acquired a capital loss carryforward and built in realized losses from the merger with Prudential Global Utility Fund in the amount of $7,066,900 (expiring 2008) and $14,927,200 (expiring 2009), respectively, which will be limited by Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation to be applied to all Section 382 losses will be $6,022,494. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such allowable amounts.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of May 31, 2003 were as follows:

                                                        Other         Total Net
  Tax Basis                                          Cost Basis       Unrealized
of Investments     Appreciation     Depreciation     Adjustment      Appreciation
--------------     ------------     ------------     -----------     ------------
$2,264,377,401     $617,681,139     $197,136,446       $ 6,475       $420,551,168

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The difference between book basis and tax basis is primarily attributable to wash sales and the difference in the treatment of market premium for book and tax purposes. The other cost basis adjustment is attributable to appreciation of foreign currency and to the mark to market of receivables.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Certain investors who purchase $1 million or more of Class A shares are subject to a 1% contingent deferred sales charge during the first 12 months. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 800 million shares of $.01 par value per share common stock authorized which consists of 400 million shares of Class A common stock, 300 million shares of Class B common stock, 50 million shares of Class C common stock and 50 million shares of Class Z common stock.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended May 31, 2003:
Shares sold                                                   2,965,758    $  21,279,886
Shares issued in reinvestment of dividends                    2,923,950       19,970,581
Shares reacquired                                           (20,969,382)    (146,804,107)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                (15,079,674)    (105,553,640)
Shares issued upon conversion from Class B                    2,599,685       17,595,542
                                                            -----------    -------------
Net increase (decrease) in shares outstanding               (12,479,989)   $ (87,958,098)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended November 30, 2002:
Shares sold                                                   7,316,334    $  59,089,461
Shares issued in reinvestment of dividends and
  distributions                                               6,256,189       51,087,455
Shares reacquired                                           (60,913,284)    (481,594,799)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                (47,340,761)    (371,417,883)
Shares issued upon conversion from Class B                    6,339,660       54,168,079
                                                            -----------    -------------
Net increase (decrease) in shares outstanding               (41,001,101)   $(317,249,804)
                                                            -----------    -------------
                                                            -----------    -------------

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended May 31, 2003:
Shares sold                                                   1,605,460    $  11,344,852
Shares issued in reinvestment of dividends                      309,889        2,118,365
Shares reacquired                                            (4,112,492)     (28,684,747)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (2,197,143)     (15,221,530)
Shares reacquired upon conversion into Class A               (2,602,025)     (17,595,542)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (4,799,168)   $ (32,817,072)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended November 30, 2002:
Shares sold                                                   5,464,851    $  45,715,256
Shares issued in reinvestment of dividends and
  distributions                                                 687,306        5,636,426
Shares reacquired                                           (13,299,051)    (103,772,338)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (7,146,894)     (52,420,656)
Shares reacquired upon conversion into Class A               (6,349,680)     (54,168,079)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding               (13,496,574)   $(106,588,735)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Six months ended May 31, 2003:
Shares sold                                                     299,546    $   2,145,553
Shares issued in reinvestment of dividends                       33,406          228,353
Shares reacquired                                              (701,922)      (4,922,074)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (368,970)   $  (2,548,168)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended November 30, 2002:
Shares sold                                                   1,238,897    $  10,252,630
Shares issued in reinvestment of dividends and
  distributions                                                  68,848          559,925
Shares reacquired                                            (1,914,947)     (14,853,195)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (607,202)   $  (4,040,640)
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended May 31, 2003:
Shares sold                                                   1,191,570    $   8,468,549
Shares issued in reinvestment of dividends                       72,603          496,604
Shares reacquired                                            (1,621,880)     (11,410,079)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (357,707)   $  (2,444,926)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended November 30, 2002:
Shares sold                                                   2,931,853    $  24,039,959
Shares issued in reinvestment of dividends and
  distributions                                                 159,285        1,307,857
Shares reacquired                                            (3,922,898)     (31,818,474)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (831,760)   $  (6,470,658)
                                                            -----------    -------------
                                                            -----------    -------------

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Financial Highlights (Unaudited)

                                                              Class A
                                               -------------------------------------
                                               Six Months Ended       Year Ended
                                                 May 31, 2003      November 30, 2002
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(b)
Net asset value, beginning of period                $ 7.02              $  9.46
                                                   -------              -------
Income (loss) from investment operations:
Net investment income                                  .08                  .17
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions                                       1.08                (2.42)
                                                   -------              -------
      Total from investment operations                1.16                (2.25)
                                                   -------              -------
Less distributions:
Dividends from net investment income                  (.08)                (.17)
Distributions in excess of net investment
   income                                               --                   --
Distributions from net realized gains                   --                 (.02)
                                                   -------              -------
      Total distributions                             (.08)                (.19)
                                                   -------              -------
Net asset value, end of period                      $ 8.10              $  7.02
                                                   -------              -------
                                                   -------              -------
TOTAL RETURN(a)                                      16.77%              (23.99)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000,000)                 $2,119              $ 1,924
Average net assets (000,000)                        $1,889              $ 2,428
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees(d)                          .93%(c)              .87%
   Expenses, excluding distribution and
      service (12b-1) fees                             .68%(c)              .62%
   Net investment income                              2.20%(c)             2.03%
For Class A, B, C and Z shares:
   Portfolio turnover rate                              19%(e)               52%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e) Not annualized.

    22                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Financial Highlights (Unaudited) Cont'd.

                            Class A
---------------------------------------------------------------
   Year Ended         Eleven Months        Year Ended
  November 30,            Ended           December 31,
-----------------     November 30,      -----------------
 2001       2000          1999           1998       1997
---------------------------------------------------------------
$13.74     $11.02        $ 12.06        $12.33     $10.88
------     ------     -------------     ------     ------
   .20        .29            .27           .30        .34
 (1.92)      2.85            .14           .69       2.53
------     ------     -------------     ------     ------
 (1.72)      3.14            .41           .99       2.87
------     ------     -------------     ------     ------
  (.23)      (.21)          (.27)         (.32)      (.32)
    --         --           (.03)           --         --
 (2.33)      (.21)         (1.15)         (.94)     (1.10)
------     ------     -------------     ------     ------
 (2.56)      (.42)         (1.45)        (1.26)     (1.42)
------     ------     -------------     ------     ------
$ 9.46     $13.74        $ 11.02        $12.06     $12.33
------     ------     -------------     ------     ------
------     ------     -------------     ------     ------
(15.24)%    28.85%          3.64%         7.98%     27.77%
$2,978     $3,348        $ 2,440        $2,741     $2,583
$3,518     $3,011        $ 2,691        $2,652     $2,201
   .80%       .79%           .78%(c)       .78%       .82%
   .55%       .54%           .53%(c)       .53%       .57%
  1.69%      2.30%          2.45%(c)      2.43%      2.95%
    40%        31%            19%(e)        17%        15%

    See Notes to Financial Statements                                     23

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Financial Highlights (Unaudited) Cont'd.

                                                              Class B
                                               -------------------------------------
                                               Six Months Ended       Year Ended
                                                 May 31, 2003      November 30, 2002
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(b)
Net asset value, beginning of period                $ 7.02              $  9.44
                                                   -------              -------
Income (loss) from investment operations:
Net investment income                                  .05                  .10
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions                                       1.08                (2.40)
                                                   -------              -------
      Total from investment operations                1.13                (2.30)
                                                   -------              -------
Less distributions
Dividends from net investment income                  (.06)                (.10)
Distributions in excess of net investment
income                                                  --                   --
Distributions from net realized gains                   --                 (.02)
                                                   -------              -------
      Total distributions                             (.06)                (.12)
                                                   -------              -------
Net asset value, end of period                      $ 8.09              $  7.02
                                                   -------              -------
                                                   -------              -------
TOTAL RETURN(a)                                      16.21%              (24.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000,000)                 $  300              $   294
Average net assets (000,000)                        $  275              $   402
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                            1.68%(c)             1.62%
   Expenses, excluding distribution and
      service (12b-1) fees                             .68%(c)              .62%
   Net investment income                              1.45%(c)             1.27%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    24                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Financial Highlights (Unaudited) Cont'd.

                            Class B
---------------------------------------------------------------
   Year Ended         Eleven Months        Year Ended
  November 30,            Ended           December 31,
-----------------     November 30,      -----------------
 2001       2000          1999           1998       1997
---------------------------------------------------------------
$$13.71    $11.02        $ 12.05        $12.32     $10.88
------     ------     -------------     ------     ------
   .11        .21            .19           .21        .25
 (1.91)      2.83            .13           .69       2.53
------     ------     -------------     ------     ------
 (1.80)      3.04            .32           .90       2.78
------     ------     -------------     ------     ------
  (.14)      (.14)          (.19)         (.23)      (.24)
    --         --           (.01)           --         --
 (2.33)      (.21)         (1.15)         (.94)     (1.10)
------     ------     -------------     ------     ------
 (2.47)      (.35)         (1.35)        (1.17)     (1.34)
------     ------     -------------     ------     ------
$ 9.44     $13.71        $ 11.02        $12.05     $12.32
------     ------     -------------     ------     ------
------     ------     -------------     ------     ------
(15.89)%    27.81%          2.98%         7.18%     26.80%
$  523     $  917        $ 1,306        $1,990     $2,132
$  687     $1,123        $ 1,691        $2,120     $2,059
  1.55%      1.54%          1.53%(c)      1.53%      1.57%
   .55%       .54%           .53%(c)       .53%       .57%
   .95%      1.63%          1.71%(c)      1.67%      2.20%

    See Notes to Financial Statements                                     25

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Financial Highlights (Unaudited) Cont'd.

                                                              Class C
                                               -------------------------------------
                                               Six Months Ended       Year Ended
                                                 May 31, 2003      November 30, 2002
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(b)
Net asset value, beginning of period               $   7.02             $  9.44
                                                   --------            --------
Income (loss) from investment operations:
Net investment income                                   .05                 .11
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions                                        1.08               (2.41)
                                                   --------            --------
      Total from investment operations                 1.13               (2.30)
                                                   --------            --------
Less distributions
Dividends from net investment income                   (.06)               (.10)
Distributions in excess of net investment
income                                                   --                  --
Distributions from net realized gains                    --                (.02)
                                                   --------            --------
      Total distributions                              (.06)               (.12)
                                                   --------            --------
Net asset value, end of period                     $   8.09             $  7.02
                                                   --------            --------
                                                   --------            --------
TOTAL RETURN(a)                                       16.21%             (24.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $ 33,557             $31,675
Average net assets (000)                           $ 30,322             $40,759
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                             1.68%(c)            1.62%
   Expenses, excluding distribution and
      service (12b-1) fees                              .68%(c)             .62%
   Net investment income                               1.45%(c)            1.29%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    26                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Financial Highlights (Unaudited) Cont'd.

                              Class C
-------------------------------------------------------------------
    Year Ended          Eleven Months         Year Ended
   November 30,             Ended            December 31,
-------------------     November 30,      -------------------
 2001        2000           1999           1998        1997
-------------------------------------------------------------------
$ 13.71     $ 11.02        $ 12.05        $ 12.32     $ 10.88
-------     -------     -------------     -------     -------
    .11         .19            .19            .21         .25
  (1.91)       2.85            .13            .69        2.53
-------     -------     -------------     -------     -------
  (1.80)       3.04            .32            .90        2.78
-------     -------     -------------     -------     -------
   (.14)       (.14)          (.19)          (.23)       (.24)
     --          --           (.01)            --          --
  (2.33)       (.21)         (1.15)          (.94)      (1.10)
-------     -------     -------------     -------     -------
  (2.47)       (.35)         (1.35)         (1.17)      (1.34)
-------     -------     -------------     -------     -------
$  9.44     $ 13.71        $ 11.02        $ 12.05     $ 12.32
-------     -------     -------------     -------     -------
-------     -------     -------------     -------     -------
 (15.89)%     27.81%          2.98%          7.18%      26.80%
$48,344     $35,725        $20,550        $27,072     $13,490
$46,369     $24,061        $24,448        $20,309     $ 9,424
   1.55%       1.54%          1.53%(c)       1.53%       1.57%
    .55%        .54%           .53%(c)        .53%        .57%
    .97%       1.54%          1.71%(c)       1.71%       2.20%

    See Notes to Financial Statements                                     27

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Financial Highlights (Unaudited) Cont'd.

                                                              Class Z
                                               -------------------------------------
                                               Six Months Ended       Year Ended
                                                 May 31, 2003      November 30, 2002
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(b)
Net asset value, beginning of period               $   7.03             $  9.47
                                                   --------            --------
Income (loss) from investment operations:
Net investment income                                   .09                 .19
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions                                        1.08               (2.42)
                                                   --------            --------
      Total from investment operations                 1.17               (2.23)
                                                   --------            --------
Less distributions
Dividends from net investment income                   (.09)               (.19)
Distributions in excess of net investment
income                                                   --                  --
Distributions from net realized gains                    --                (.02)
                                                   --------            --------
      Total distributions                              (.09)               (.21)
                                                   --------            --------
Net asset value, end of period                     $   8.11             $  7.03
                                                   --------            --------
                                                   --------            --------
TOTAL RETURN(a)                                       16.89%             (23.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $ 45,083             $41,582
Average net assets (000)                           $ 40,256             $52,230
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                              .68%(c)             .62%
   Expenses, excluding distribution and
      service (12b-1) fees                              .68%(c)             .62%
   Net investment income                               2.45%(c)            2.28%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    28                                     See Notes to Financial Statements

       Jennison Sector Funds, Inc.      Jennison Utility Fund
             Financial Highlights (Unaudited) Cont'd.

                              Class Z
-------------------------------------------------------------------
    Year Ended          Eleven Months         Year Ended
   November 30,             Ended            December 31,
-------------------     November 30,      -------------------
 2001        2000           1999           1998        1997
-------------------------------------------------------------------
$ 13.76     $ 11.02        $ 12.07        $ 12.34     $ 10.88
-------     -------     -------------     -------     -------
    .23         .31            .30            .34         .36
  (1.93)       2.87            .13            .69        2.54
-------     -------     -------------     -------     -------
  (1.70)       3.18            .43           1.03        2.90
-------     -------     -------------     -------     -------
   (.26)       (.23)          (.30)          (.36)       (.34)
     --          --           (.03)            --          --
  (2.33)       (.21)         (1.15)          (.94)      (1.10)
-------     -------     -------------     -------     -------
  (2.59)       (.44)         (1.48)         (1.30)      (1.44)
-------     -------     -------------     -------     -------
$  9.47     $ 13.76        $ 11.02        $ 12.07     $ 12.34
-------     -------     -------------     -------     -------
-------     -------     -------------     -------     -------
 (15.06)%     29.13%          3.91%          8.24%      28.15%
$63,867     $66,422        $35,201        $46,642     $41,904
$69,628     $48,486        $42,002        $46,093     $35,994
    .55%        .54%           .53%(c)        .53%        .57%
    .55%        .54%           .53%(c)        .53%        .57%
   1.95%       2.51%          2.70%(c)       2.68%       3.20%

    See Notes to Financial Statements                                     29
                       www.jennisondryden.com    (800) 225-1852

FOR MORE INFORMATION

JennisonDryden Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Maria G. Master, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq       CUSIP
------------    -------      -----
Class A         PRUAX      476294848
Class B         PRUTX      476294830
Class C         PCUFX      476294822
Class Z         PRUZX      476294814

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

MUTUAL FUNDS:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL    MAY LOSE VALUE    ARE NOT A DEPOSIT OF OR GUARANTEED BY
GOVERNMENT AGENCY                                               ANY BANK OR ANY BANK AFFILIATE

(LOGO)



Fund Symbols    Nasdaq      CUSIP
------------    ------      -----
Class A         PRUAX     476294848
Class B         PRUTX     476294830
Class C         PCUFX     476294822
Class Z         PRUZX     476294814

MF105E2    IFS-A081659

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jennison Sector Funds Inc.
(formerly Prudential Sector Funds, Inc.)

By: /s/ Maria Master
    ----------------------------------------------------------
    Maria Master
    Assistant Secretary

Date: August 7, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 7, 2003

By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 7, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.